Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
	United States Treasury Note/Bond (Cost $40,099)	3.375%	5/15/33	41,094	40,215
Corporate Bonds (98.7%)
Communications (8.3%)
	Activision Blizzard Inc.	1.350%	9/15/30	12,470	9,972
	Alphabet Inc.	1.100%	8/15/30	46,750	38,115
	America Movil SAB de CV	3.625%	4/22/29	14,052	12,993
	America Movil SAB de CV	2.875%	5/7/30	34,573	30,230
	America Movil SAB de CV	4.700%	7/21/32	16,930	16,451
	AT&T Inc.	4.350%	3/1/29	80,684	78,261
[1]	AT&T Inc.	4.300%	2/15/30	78,870	75,468
	AT&T Inc.	2.750%	6/1/31	75,612	63,925
	AT&T Inc.	2.250%	2/1/32	60,542	48,449
	Baidu Inc.	4.875%	11/14/28	15,983	15,826
	Baidu Inc.	3.425%	4/7/30	10,262	9,272
	Baidu Inc.	2.375%	10/9/30	7,421	6,189
	Baidu Inc.	2.375%	8/23/31	16,943	13,932
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	30,711	30,551
	Booking Holdings Inc.	4.625%	4/13/30	38,815	38,569
	British Telecommunications plc	5.125%	12/4/28	5,653	5,663
	British Telecommunications plc	9.625%	12/15/30	58,452	72,266
	Charter Communications Operating LLC	2.250%	1/15/29	26,869	22,282
	Charter Communications Operating LLC	5.050%	3/30/29	29,993	28,768
	Charter Communications Operating LLC	2.800%	4/1/31	38,975	31,141
	Charter Communications Operating LLC	2.300%	2/1/32	24,495	18,446
	Charter Communications Operating LLC	4.400%	4/1/33	23,736	20,610
	Comcast Corp.	4.150%	10/15/28	89,881	87,676
	Comcast Corp.	4.550%	1/15/29	24,123	24,034
	Comcast Corp.	2.650%	2/1/30	48,817	43,060
	Comcast Corp.	3.400%	4/1/30	41,340	38,210
	Comcast Corp.	4.250%	10/15/30	41,205	39,904
	Comcast Corp.	1.950%	1/15/31	31,810	26,140
	Comcast Corp.	1.500%	2/15/31	42,723	33,913
	Comcast Corp.	5.500%	11/15/32	37,419	39,218
	Comcast Corp.	4.250%	1/15/33	38,783	37,083
	Comcast Corp.	4.650%	2/15/33	27,470	27,328
	Comcast Corp.	4.800%	5/15/33	22,294	22,231
	Deutsche Telekom International Finance BV	8.750%	6/15/30	94,124	113,213
	Deutsche Telekom International Finance BV	9.250%	6/1/32	5,872	7,501
	Discovery Communications LLC	4.125%	5/15/29	18,057	16,424
	Discovery Communications LLC	3.625%	5/15/30	35,279	30,643
	Electronic Arts Inc.	1.850%	2/15/31	11,791	9,589

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Expedia Group Inc.	3.800%	2/15/28	508	476
	Expedia Group Inc.	3.250%	2/15/30	28,785	24,925
	Expedia Group Inc.	2.950%	3/15/31	14,918	12,488
	FactSet Research Systems Inc.	3.450%	3/1/32	12,345	10,607
	Fox Corp.	4.709%	1/25/29	49,011	47,758
	Fox Corp.	3.500%	4/8/30	14,157	12,771
	Grupo Televisa SAB	8.500%	3/11/32	6,678	7,940
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	4,333	4,174
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	19,796	19,234
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	11,822	9,686
	Koninklijke KPN NV	8.375%	10/1/30	14,634	17,077
	Meta Platforms Inc.	4.800%	5/15/30	24,123	24,183
	Meta Platforms Inc.	3.850%	8/15/32	71,811	66,591
	Meta Platforms Inc.	4.950%	5/15/33	42,216	42,098
	Netflix Inc.	5.875%	11/15/28	36,907	38,318
	Netflix Inc.	6.375%	5/15/29	10,671	11,318
[2]	Netflix Inc.	5.375%	11/15/29	18,987	19,131
	Omnicom Group Inc.	2.450%	4/30/30	15,535	13,107
	Omnicom Group Inc.	4.200%	6/1/30	20,439	19,306
	Omnicom Group Inc.	2.600%	8/1/31	9,320	7,770
	Orange SA	9.000%	3/1/31	57,297	71,226
	Paramount Global	3.700%	6/1/28	7,921	7,017
	Paramount Global	4.200%	6/1/29	17,823	15,968
	Paramount Global	7.875%	7/30/30	20,446	21,639
	Paramount Global	4.950%	1/15/31	28,772	25,795
	Paramount Global	4.200%	5/19/32	24,910	20,842
[2]	Rogers Communications Inc.	3.800%	3/15/32	49,220	43,471
	Sprint Capital Corp.	6.875%	11/15/28	60,635	64,920
	Sprint Capital Corp.	8.750%	3/15/32	48,379	58,742
	Take-Two Interactive Software Inc.	4.000%	4/14/32	15,169	13,960
	Telefonica Europe BV	8.250%	9/15/30	31,349	36,680
	TELUS Corp.	3.400%	5/13/32	22,128	19,250
	Tencent Music Entertainment Group	2.000%	9/3/30	12,461	9,848
	T-Mobile USA Inc.	2.625%	2/15/29	9,516	8,322
	T-Mobile USA Inc.	2.400%	3/15/29	14,491	12,537
	T-Mobile USA Inc.	3.375%	4/15/29	51,625	46,758
	T-Mobile USA Inc.	3.875%	4/15/30	186,115	172,554
	T-Mobile USA Inc.	2.550%	2/15/31	55,695	46,543
	T-Mobile USA Inc.	2.875%	2/15/31	25,021	21,348
	T-Mobile USA Inc.	3.500%	4/15/31	73,606	65,660
	T-Mobile USA Inc.	2.250%	11/15/31	7,534	6,053
	T-Mobile USA Inc.	2.700%	3/15/32	38,736	32,093
	T-Mobile USA Inc.	5.200%	1/15/33	28,924	28,944
	T-Mobile USA Inc.	5.050%	7/15/33	8,167	8,051
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	8,379	9,654
	VeriSign Inc.	2.700%	6/15/31	20,580	17,170
	Verizon Communications Inc.	4.329%	9/21/28	94,324	91,688
	Verizon Communications Inc.	3.875%	2/8/29	20,727	19,596
	Verizon Communications Inc.	4.016%	12/3/29	107,201	100,966
	Verizon Communications Inc.	3.150%	3/22/30	29,780	26,607
	Verizon Communications Inc.	1.500%	9/18/30	12,568	9,970
	Verizon Communications Inc.	1.680%	10/30/30	30,587	24,290
	Verizon Communications Inc.	7.750%	12/1/30	15,840	18,389
	Verizon Communications Inc.	1.750%	1/20/31	53,423	42,196
	Verizon Communications Inc.	2.550%	3/21/31	101,016	84,569
	Verizon Communications Inc.	2.355%	3/15/32	114,180	92,100
	Verizon Communications Inc.	5.050%	5/9/33	24,123	23,860
	Vodafone Group plc	7.875%	2/15/30	16,765	19,345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vodafone Group plc	6.250%	11/30/32	16,945	18,078
	Walt Disney Co.	2.000%	9/1/29	43,675	37,451
	Walt Disney Co.	3.800%	3/22/30	24,341	23,048
	Walt Disney Co.	2.650%	1/13/31	56,874	49,430
	Walt Disney Co.	6.550%	3/15/33	13,175	14,765
	Warnermedia Holdings Inc.	4.054%	3/15/29	36,171	33,037
	Warnermedia Holdings Inc.	4.279%	3/15/32	115,638	101,078
	Weibo Corp.	3.375%	7/8/30	15,631	12,517
					3,420,529
Consumer Discretionary (5.8%)
	Advance Auto Parts Inc.	3.900%	4/15/30	12,372	11,086
	Advance Auto Parts Inc.	3.500%	3/15/32	4,643	3,938
	Alibaba Group Holding Ltd.	2.125%	2/9/31	36,702	30,153
	Amazon.com Inc.	3.450%	4/13/29	27,135	25,928
	Amazon.com Inc.	4.650%	12/1/29	45,904	46,438
	Amazon.com Inc.	1.500%	6/3/30	44,677	36,897
	Amazon.com Inc.	2.100%	5/12/31	87,955	74,366
	Amazon.com Inc.	3.600%	4/13/32	55,232	51,785
	Amazon.com Inc.	4.700%	12/1/32	66,517	67,435
[1]	American Honda Finance Corp.	2.250%	1/12/29	18,628	16,363
	American Honda Finance Corp.	4.600%	4/17/30	17,309	17,079
[1]	American Honda Finance Corp.	1.800%	1/13/31	13,913	11,347
	Aptiv plc	4.350%	3/15/29	7,396	7,150
	Aptiv plc	3.250%	3/1/32	19,272	16,376
	AutoNation Inc.	4.750%	6/1/30	14,182	13,215
	AutoNation Inc.	2.400%	8/1/31	17,845	13,568
	AutoNation Inc.	3.850%	3/1/32	17,248	14,569
	AutoZone Inc.	4.500%	2/1/28	10,000	9,893
	AutoZone Inc.	3.750%	4/18/29	18,974	17,613
	AutoZone Inc.	4.000%	4/15/30	8,204	7,650
	AutoZone Inc.	1.650%	1/15/31	16,492	13,009
	AutoZone Inc.	4.750%	8/1/32	22,429	21,805
	AutoZone Inc.	4.750%	2/1/33	13,877	13,465
	Best Buy Co. Inc.	4.450%	10/1/28	11,028	10,769
	Best Buy Co. Inc.	1.950%	10/1/30	11,845	9,529
	Block Financial LLC	2.500%	7/15/28	9,035	7,613
	Block Financial LLC	3.875%	8/15/30	18,271	15,672
	BorgWarner Inc.	3.375%	3/15/25	1	1
	Brunswick Corp.	2.400%	8/18/31	20,127	15,181
	Brunswick Corp.	4.400%	9/15/32	3,320	2,870
	Choice Hotels International Inc.	3.700%	12/1/29	9,771	8,601
	Choice Hotels International Inc.	3.700%	1/15/31	12,867	10,978
	Dick's Sporting Goods Inc.	3.150%	1/15/32	18,571	15,025
	eBay Inc.	2.700%	3/11/30	24,573	21,237
	eBay Inc.	2.600%	5/10/31	5,570	4,662
	eBay Inc.	6.300%	11/22/32	19,234	20,423
[1]	Emory University	2.143%	9/1/30	10,295	8,688
	Fortune Brands Innovations Inc.	3.250%	9/15/29	16,463	14,368
	Fortune Brands Innovations Inc.	4.000%	3/25/32	10,581	9,440
	General Motors Co.	5.000%	10/1/28	14,069	13,814
	General Motors Co.	5.400%	10/15/29	17,095	16,730
	General Motors Co.	5.600%	10/15/32	37,234	35,866
	General Motors Financial Co. Inc.	2.400%	10/15/28	33,984	28,877
	General Motors Financial Co. Inc.	5.650%	1/17/29	19,903	19,680
	General Motors Financial Co. Inc.	4.300%	4/6/29	35,231	32,575
	General Motors Financial Co. Inc.	5.850%	4/6/30	10,450	10,348
	General Motors Financial Co. Inc.	3.600%	6/21/30	21,098	18,262
	General Motors Financial Co. Inc.	2.350%	1/8/31	12,905	10,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	2.700%	6/10/31	26,612	21,112
	General Motors Financial Co. Inc.	3.100%	1/12/32	26,410	21,299
	General Motors Financial Co. Inc.	6.400%	1/9/33	17,768	18,095
	Genuine Parts Co.	1.875%	11/1/30	10,784	8,374
	Genuine Parts Co.	2.750%	2/1/32	4,284	3,552
	Hasbro Inc.	3.900%	11/19/29	24,814	22,641
	Home Depot Inc.	1.500%	9/15/28	17,016	14,705
	Home Depot Inc.	3.900%	12/6/28	10,267	10,039
	Home Depot Inc.	2.950%	6/15/29	32,523	29,923
	Home Depot Inc.	2.700%	4/15/30	31,507	28,160
	Home Depot Inc.	1.375%	3/15/31	37,582	29,742
	Home Depot Inc.	1.875%	9/15/31	41,262	33,684
	Home Depot Inc.	3.250%	4/15/32	52,006	46,992
	Home Depot Inc.	4.500%	9/15/32	30,366	30,170
	Honda Motor Co. Ltd.	2.967%	3/10/32	16,903	15,009
	Hyatt Hotels Corp.	4.375%	9/15/28	7,076	6,735
	Hyatt Hotels Corp.	5.750%	4/23/30	11,107	11,177
	JD.com Inc.	3.375%	1/14/30	17,138	15,512
[1]	Johns Hopkins University	4.705%	7/1/32	5,470	5,488
	Lear Corp.	4.250%	5/15/29	11,289	10,646
	Lear Corp.	3.500%	5/30/30	8,475	7,485
	Lear Corp.	2.600%	1/15/32	2,635	2,048
	Leggett & Platt Inc.	4.400%	3/15/29	17,520	16,858
	Lowe's Cos. Inc.	1.700%	9/15/28	29,831	25,598
	Lowe's Cos. Inc.	3.650%	4/5/29	39,695	37,260
	Lowe's Cos. Inc.	4.500%	4/15/30	34,935	34,138
	Lowe's Cos. Inc.	1.700%	10/15/30	28,202	22,559
	Lowe's Cos. Inc.	2.625%	4/1/31	41,420	34,954
	Lowe's Cos. Inc.	3.750%	4/1/32	26,159	23,733
	Lowe's Cos. Inc.	5.150%	7/1/33	30,950	30,870
	Magna International Inc.	2.450%	6/15/30	17,991	15,407
	Magna International Inc.	5.500%	3/21/33	12,115	12,385
[1]	Marriott International Inc.	4.000%	4/15/28	2,874	2,742
[1]	Marriott International Inc.	4.650%	12/1/28	5,315	5,189
	Marriott International Inc.	4.900%	4/15/29	23,575	23,126
[1]	Marriott International Inc.	4.625%	6/15/30	26,113	25,032
[1]	Marriott International Inc.	2.850%	4/15/31	29,558	24,844
[1]	Marriott International Inc.	3.500%	10/15/32	12,284	10,585
[1]	Marriott International Inc.	2.750%	10/15/33	385	306
	Masco Corp.	2.000%	10/1/30	8,889	7,052
	Masco Corp.	2.000%	2/15/31	21,213	16,787
[1]	McDonald's Corp.	3.500%	7/1/27	361	347
[1]	McDonald's Corp.	2.625%	9/1/29	33,988	30,416
[1]	McDonald's Corp.	2.125%	3/1/30	3,239	2,772
[1]	McDonald's Corp.	3.600%	7/1/30	33,198	31,030
[1]	McDonald's Corp.	4.600%	9/9/32	6,822	6,795
	MDC Holdings Inc.	2.500%	1/15/31	17,806	13,829
[2]	Mercedes-Benz Finance North America LLC	3.100%	8/15/29	13,387	12,119
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	28,317	35,485
[2]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	6,720	5,719
	Mohawk Industries Inc.	3.625%	5/15/30	12,350	11,106
	NIKE Inc.	2.850%	3/27/30	33,750	30,770
	NVR Inc.	3.000%	5/15/30	22,042	19,292
	O'Reilly Automotive Inc.	4.350%	6/1/28	18,061	17,766
	O'Reilly Automotive Inc.	3.900%	6/1/29	13,940	13,242
	O'Reilly Automotive Inc.	4.200%	4/1/30	16,109	15,299
	O'Reilly Automotive Inc.	1.750%	3/15/31	5,597	4,459
	O'Reilly Automotive Inc.	4.700%	6/15/32	21,430	20,880

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Owens Corning	3.950%	8/15/29	10,416	9,747
	Owens Corning	3.875%	6/1/30	8,796	8,103
	PulteGroup Inc.	7.875%	6/15/32	6,743	7,722
	PulteGroup Inc.	6.375%	5/15/33	2,000	2,084
	Ralph Lauren Corp.	2.950%	6/15/30	18,176	16,067
	Ross Stores Inc.	1.875%	4/15/31	13,300	10,556
	Stanley Black & Decker Inc.	4.250%	11/15/28	11,867	11,298
	Stanley Black & Decker Inc.	2.300%	3/15/30	18,315	15,032
	Stanley Black & Decker Inc.	3.000%	5/15/32	9,126	7,620
	Starbucks Corp.	4.000%	11/15/28	24,592	23,850
	Starbucks Corp.	3.550%	8/15/29	19,728	18,579
	Starbucks Corp.	2.250%	3/12/30	15,258	13,019
	Starbucks Corp.	2.550%	11/15/30	40,178	34,564
	Starbucks Corp.	3.000%	2/14/32	19,948	17,489
	Starbucks Corp.	4.800%	2/15/33	9,863	9,819
	Tapestry Inc.	3.050%	3/15/32	9,340	7,510
	TJX Cos. Inc.	1.150%	5/15/28	7,387	6,380
	TJX Cos. Inc.	3.875%	4/15/30	16,184	15,518
	TJX Cos. Inc.	1.600%	5/15/31	4,093	3,329
	Toll Brothers Finance Corp.	3.800%	11/1/29	11,360	10,169
	Toyota Motor Corp.	3.669%	7/20/28	5,396	5,226
	Toyota Motor Corp.	2.760%	7/2/29	9,710	8,831
	Toyota Motor Corp.	2.362%	3/25/31	9,656	8,314
	Toyota Motor Credit Corp.	3.650%	1/8/29	14,602	13,896
[1]	Toyota Motor Credit Corp.	4.450%	6/29/29	22,292	22,118
[1]	Toyota Motor Credit Corp.	2.150%	2/13/30	13,758	11,886
[1]	Toyota Motor Credit Corp.	3.375%	4/1/30	27,539	25,512
	Toyota Motor Credit Corp.	4.550%	5/17/30	6,257	6,170
[1]	Toyota Motor Credit Corp.	1.650%	1/10/31	19,825	15,990
	Toyota Motor Credit Corp.	1.900%	9/12/31	11,648	9,466
[1]	Toyota Motor Credit Corp.	2.400%	1/13/32	4,913	4,137
	Toyota Motor Credit Corp.	4.700%	1/12/33	19,295	19,229
	Tractor Supply Co.	1.750%	11/1/30	15,868	12,517
	Tractor Supply Co.	5.250%	5/15/33	5,735	5,704
	VF Corp.	2.950%	4/23/30	18,558	15,313
	Whirlpool Corp.	4.750%	2/26/29	16,608	16,368
	Whirlpool Corp.	2.400%	5/15/31	3,238	2,630
	Whirlpool Corp.	4.700%	5/14/32	7,314	6,947
	Whirlpool Corp.	5.500%	3/1/33	5,000	5,001
[1]	Yale University	1.482%	4/15/30	12,815	10,564
					2,410,026
Consumer Staples (7.0%)
	Ahold Finance USA LLC	6.875%	5/1/29	9,548	10,377
	Altria Group Inc.	4.800%	2/14/29	49,232	48,148
	Altria Group Inc.	3.400%	5/6/30	10,505	9,282
	Altria Group Inc.	2.450%	2/4/32	44,435	34,795
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	118,073	118,932
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	50,034	46,916
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	9,496	9,797
	Archer-Daniels-Midland Co.	3.250%	3/27/30	20,379	18,877
	Archer-Daniels-Midland Co.	2.900%	3/1/32	14,288	12,490
	Archer-Daniels-Midland Co.	5.935%	10/1/32	4,505	4,893
	Avery Dennison Corp.	4.875%	12/6/28	6,142	6,070
	Avery Dennison Corp.	2.650%	4/30/30	21,502	18,143
	Avery Dennison Corp.	2.250%	2/15/32	4,375	3,437
	Avery Dennison Corp.	5.750%	3/15/33	10,075	10,392
	BAT Capital Corp.	3.462%	9/6/29	4,009	3,488
	BAT Capital Corp.	4.906%	4/2/30	27,759	26,360

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT Capital Corp.	2.726%	3/25/31	28,285	22,578
	BAT Capital Corp.	4.742%	3/16/32	26,016	23,817
	BAT Capital Corp.	7.750%	10/19/32	16,526	18,078
	Brown-Forman Corp.	4.750%	4/15/33	15,910	15,936
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	25,672	21,475
	Campbell Soup Co.	2.375%	4/24/30	15,227	12,946
	Church & Dwight Co. Inc.	5.600%	11/15/32	21,565	22,782
	Clorox Co.	4.400%	5/1/29	12,381	12,126
	Clorox Co.	1.800%	5/15/30	11,114	9,137
	Clorox Co.	4.600%	5/1/32	19,055	18,758
	Coca-Cola Co.	2.125%	9/6/29	15,735	13,877
	Coca-Cola Co.	3.450%	3/25/30	30,520	29,023
	Coca-Cola Co.	1.650%	6/1/30	42,395	35,517
	Coca-Cola Co.	2.000%	3/5/31	29,837	25,208
	Coca-Cola Co.	1.375%	3/15/31	53,047	42,716
	Coca-Cola Co.	2.250%	1/5/32	44,232	37,875
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	28,086	25,040
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	4,856	3,860
	Colgate-Palmolive Co.	3.250%	8/15/32	13,126	12,116
	Colgate-Palmolive Co.	4.600%	3/1/33	13,255	13,529
	Conagra Brands Inc.	4.850%	11/1/28	33,336	32,860
	Constellation Brands Inc.	4.650%	11/15/28	15,815	15,654
	Constellation Brands Inc.	3.150%	8/1/29	24,583	22,180
	Constellation Brands Inc.	2.875%	5/1/30	20,824	18,162
	Constellation Brands Inc.	2.250%	8/1/31	21,289	17,381
	Constellation Brands Inc.	4.750%	5/9/32	16,693	16,257
	Constellation Brands Inc.	4.900%	5/1/33	18,000	17,683
	Costco Wholesale Corp.	1.600%	4/20/30	33,904	28,413
	Costco Wholesale Corp.	1.750%	4/20/32	37,561	30,472
	Diageo Capital plc	3.875%	5/18/28	8,399	8,155
	Diageo Capital plc	2.375%	10/24/29	21,114	18,522
	Diageo Capital plc	2.000%	4/29/30	28,356	24,016
	Diageo Capital plc	2.125%	4/29/32	13,687	11,235
	Diageo Capital plc	5.500%	1/24/33	16,155	17,191
	Dollar General Corp.	4.125%	5/1/28	5,354	5,178
	Dollar General Corp.	3.500%	4/3/30	33,394	30,251
	Dollar General Corp.	5.000%	11/1/32	12,493	12,317
	Dollar Tree Inc.	4.200%	5/15/28	9,353	8,994
	Dollar Tree Inc.	2.650%	12/1/31	19,050	15,716
	Estee Lauder Cos. Inc.	2.375%	12/1/29	6,198	5,402
	Estee Lauder Cos. Inc.	2.600%	4/15/30	25,756	22,646
	Estee Lauder Cos. Inc.	1.950%	3/15/31	19,097	15,834
	Estee Lauder Cos. Inc.	4.650%	5/15/33	17,500	17,325
	Flowers Foods Inc.	2.400%	3/15/31	12,316	10,130
	General Mills Inc.	2.875%	4/15/30	6,637	5,924
	General Mills Inc.	2.250%	10/14/31	11,346	9,348
	General Mills Inc.	4.950%	3/29/33	33,842	33,811
	Haleon US Capital LLC	3.375%	3/24/29	24,769	22,775
	Haleon US Capital LLC	3.625%	3/24/32	48,843	43,850
	Hershey Co.	1.700%	6/1/30	7,026	5,842
	Hershey Co.	4.500%	5/4/33	2,670	2,668
	Hormel Foods Corp.	1.700%	6/3/28	13,749	12,111
	Hormel Foods Corp.	1.800%	6/11/30	25,681	21,488
	Ingredion Inc.	2.900%	6/1/30	14,681	12,723
	J M Smucker Co.	2.375%	3/15/30	2,320	1,986
	J M Smucker Co.	2.125%	3/15/32	9,970	8,029
[2]	JBS USA LUX SA	5.500%	1/15/30	34,497	32,774
[2]	JBS USA LUX SA	3.750%	12/1/31	17,347	14,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JBS USA LUX SA	3.625%	1/15/32	20,762	16,799
[2]	JBS USA LUX SA	3.000%	5/15/32	20,666	15,746
[2]	JBS USA LUX SA	5.750%	4/1/33	58,577	54,643
	Kellogg Co.	4.300%	5/15/28	8,850	8,652
	Kellogg Co.	2.100%	6/1/30	18,762	15,645
[1]	Kellogg Co.	7.450%	4/1/31	6,209	7,096
	Kellogg Co.	5.250%	3/1/33	5,440	5,504
[2]	Kenvue Inc.	5.000%	3/22/30	17,750	18,103
[2]	Kenvue Inc.	4.900%	3/22/33	30,785	31,340
	Keurig Dr Pepper Inc.	4.597%	5/25/28	4,550	4,502
	Keurig Dr Pepper Inc.	3.950%	4/15/29	29,309	27,992
	Keurig Dr Pepper Inc.	3.200%	5/1/30	11,754	10,645
	Keurig Dr Pepper Inc.	2.250%	3/15/31	9,516	7,880
	Keurig Dr Pepper Inc.	4.050%	4/15/32	21,638	20,156
	Kimberly-Clark Corp.	1.050%	9/15/27	10,381	9,064
	Kimberly-Clark Corp.	3.950%	11/1/28	5,790	5,664
	Kimberly-Clark Corp.	3.200%	4/25/29	4,865	4,569
	Kimberly-Clark Corp.	3.100%	3/26/30	24,508	22,489
	Kimberly-Clark Corp.	2.000%	11/2/31	6,450	5,370
	Kraft Heinz Foods Co.	4.625%	1/30/29	10,120	10,065
	Kraft Heinz Foods Co.	3.750%	4/1/30	21,296	19,904
	Kraft Heinz Foods Co.	4.250%	3/1/31	17,874	17,092
	Kraft Heinz Foods Co.	6.750%	3/15/32	4,641	5,179
	Kroger Co.	4.500%	1/15/29	19,593	19,242
[1]	Kroger Co.	7.700%	6/1/29	1,805	2,044
	Kroger Co.	2.200%	5/1/30	14,251	11,806
	Kroger Co.	1.700%	1/15/31	12,510	9,849
	Kroger Co.	7.500%	4/1/31	3,558	4,092
	McCormick & Co. Inc.	2.500%	4/15/30	7,742	6,610
	McCormick & Co. Inc.	1.850%	2/15/31	8,999	7,165
	McCormick & Co. Inc.	4.950%	4/15/33	13,570	13,272
	Mondelez International Inc.	2.750%	4/13/30	17,834	15,728
	Mondelez International Inc.	1.500%	2/4/31	13,155	10,373
	Mondelez International Inc.	3.000%	3/17/32	20,164	17,641
	Mondelez International Inc.	1.875%	10/15/32	15,467	12,148
	PepsiCo Inc.	7.000%	3/1/29	14,075	16,037
	PepsiCo Inc.	2.625%	7/29/29	18,938	17,200
	PepsiCo Inc.	2.750%	3/19/30	47,612	43,065
	PepsiCo Inc.	1.625%	5/1/30	40,926	34,204
	PepsiCo Inc.	1.400%	2/25/31	19,267	15,630
	PepsiCo Inc.	1.950%	10/21/31	23,415	19,485
	PepsiCo Inc.	3.900%	7/18/32	39,008	37,667
	Philip Morris International Inc.	3.375%	8/15/29	17,964	16,334
	Philip Morris International Inc.	5.625%	11/17/29	35,125	35,942
	Philip Morris International Inc.	5.125%	2/15/30	32,124	31,780
	Philip Morris International Inc.	2.100%	5/1/30	22,541	18,647
	Philip Morris International Inc.	1.750%	11/1/30	20,910	16,583
	Philip Morris International Inc.	5.750%	11/17/32	38,038	38,984
	Philip Morris International Inc.	5.375%	2/15/33	68,279	67,881
	Pilgrim's Pride Corp.	4.250%	4/15/31	23,869	20,457
	Pilgrim's Pride Corp.	3.500%	3/1/32	25,890	20,681
	Procter & Gamble Co.	3.000%	3/25/30	39,959	37,211
	Procter & Gamble Co.	1.200%	10/29/30	40,219	32,588
	Procter & Gamble Co.	1.950%	4/23/31	16,253	13,903
	Procter & Gamble Co.	2.300%	2/1/32	3,515	3,079
	Procter & Gamble Co.	4.050%	1/26/33	16,295	16,168
	Sysco Corp.	2.400%	2/15/30	7,417	6,348
	Sysco Corp.	5.950%	4/1/30	26,348	27,732

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sysco Corp.	2.450%	12/14/31	5,056	4,163
Target Corp.	3.375%	4/15/29	33,090	31,452
Target Corp.	2.350%	2/15/30	4,793	4,185
Target Corp.	2.650%	9/15/30	6,615	5,808
Target Corp.	4.500%	9/15/32	33,573	33,127
Target Corp.	4.400%	1/15/33	9,525	9,284
Tyson Foods Inc.	4.350%	3/1/29	19,260	18,427
Unilever Capital Corp.	2.900%	5/5/27	18,000	17,064
Unilever Capital Corp.	2.125%	9/6/29	12,680	11,108
Unilever Capital Corp.	1.375%	9/14/30	9,730	7,855
Unilever Capital Corp.	1.750%	8/12/31	18,143	14,724
Unilever Capital Corp.	5.900%	11/15/32	19,052	20,956
Walgreens Boots Alliance Inc.	3.200%	4/15/30	7,835	6,784
Walmart Inc.	3.700%	6/26/28	24,344	23,842
Walmart Inc.	1.500%	9/22/28	23,539	20,568
Walmart Inc.	3.250%	7/8/29	26,585	25,139
Walmart Inc.	2.375%	9/24/29	8,160	7,275
Walmart Inc.	4.000%	4/15/30	6,250	6,133
Walmart Inc.	1.800%	9/22/31	39,782	33,159
Walmart Inc.	4.150%	9/9/32	29,460	29,194
Walmart Inc.	4.100%	4/15/33	47,571	46,600
				2,886,778
Energy (6.3%)
Baker Hughes Holdings LLC	4.486%	5/1/30	17,936	17,359
Boardwalk Pipelines LP	3.400%	2/15/31	16,679	14,368
Boardwalk Pipelines LP	3.600%	9/1/32	8,659	7,400
BP Capital Markets America Inc.	3.937%	9/21/28	21,876	21,212
BP Capital Markets America Inc.	4.234%	11/6/28	55,128	54,165
BP Capital Markets America Inc.	3.633%	4/6/30	39,732	37,300
BP Capital Markets America Inc.	1.749%	8/10/30	23,533	19,348
BP Capital Markets America Inc.	2.721%	1/12/32	46,393	39,555
BP Capital Markets America Inc.	4.812%	2/13/33	54,560	53,969
BP Capital Markets plc	3.723%	11/28/28	19,811	18,972
Burlington Resources LLC	7.200%	8/15/31	3,029	3,466
Burlington Resources LLC	7.400%	12/1/31	5,680	6,609
Canadian Natural Resources Ltd.	2.950%	7/15/30	3,646	3,154
Canadian Natural Resources Ltd.	7.200%	1/15/32	13,435	14,699
Cenovus Energy Inc.	2.650%	1/15/32	7,288	5,902
Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	32,738	29,882
Cheniere Energy Inc.	4.625%	10/15/28	36,540	34,346
Cheniere Energy Partners LP	4.500%	10/1/29	13,231	12,192
Cheniere Energy Partners LP	4.000%	3/1/31	44,255	38,966
Cheniere Energy Partners LP	3.250%	1/31/32	38,684	31,663
Chevron Corp.	2.236%	5/11/30	38,235	33,448
Chevron USA Inc.	3.250%	10/15/29	10,504	9,799
Conoco Funding Co.	7.250%	10/15/31	9,728	11,169
ConocoPhillips	4.300%	8/15/28	11,138	10,921
ConocoPhillips	2.400%	2/15/31	21,257	17,713
ConocoPhillips	5.900%	10/15/32	6,331	6,880
ConocoPhillips Co.	6.950%	4/15/29	36,118	40,224
Coterra Energy Inc.	4.375%	3/15/29	12,264	11,561
DCP Midstream Operating LP	5.125%	5/15/29	16,767	16,327
DCP Midstream Operating LP	3.250%	2/15/32	13,884	11,628
Devon Energy Corp.	5.875%	6/15/28	9,456	9,465
Devon Energy Corp.	4.500%	1/15/30	18,118	17,024
Devon Energy Corp.	7.875%	9/30/31	14,818	16,859
Devon Energy Corp.	7.950%	4/15/32	7,413	8,617
Diamondback Energy Inc.	3.500%	12/1/29	24,644	22,267

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diamondback Energy Inc.	3.125%	3/24/31	16,038	13,696
	Diamondback Energy Inc.	6.250%	3/15/33	26,237	27,245
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	7,111	6,323
	Enbridge Inc.	3.125%	11/15/29	23,992	21,477
	Enbridge Inc.	5.700%	3/8/33	60,350	61,357
	Energy Transfer LP	4.950%	6/15/28	28,608	27,952
	Energy Transfer LP	5.250%	4/15/29	47,483	46,865
	Energy Transfer LP	4.150%	9/15/29	16,615	15,529
	Energy Transfer LP	3.750%	5/15/30	38,030	34,434
	Energy Transfer LP	5.750%	2/15/33	37,512	37,693
	Enterprise Products Operating LLC	4.150%	10/16/28	31,409	30,356
	Enterprise Products Operating LLC	3.125%	7/31/29	25,308	22,877
	Enterprise Products Operating LLC	2.800%	1/31/30	31,629	27,827
	Enterprise Products Operating LLC	5.350%	1/31/33	21,413	21,832
[1]	Enterprise Products Operating LLC	6.875%	3/1/33	14,178	15,950
	EOG Resources Inc.	4.375%	4/15/30	17,185	16,962
	EQT Corp.	5.000%	1/15/29	11,043	10,394
	EQT Corp.	7.000%	2/1/30	15,376	15,990
	Exxon Mobil Corp.	2.440%	8/16/29	29,790	26,832
	Exxon Mobil Corp.	3.482%	3/19/30	52,331	49,365
	Exxon Mobil Corp.	2.610%	10/15/30	41,989	36,985
	Halliburton Co.	2.920%	3/1/30	26,468	23,425
	Helmerich & Payne Inc.	2.900%	9/29/31	12,060	9,796
	Hess Corp.	7.875%	10/1/29	5,991	6,665
	Hess Corp.	7.300%	8/15/31	6,814	7,481
	Hess Corp.	7.125%	3/15/33	11,518	12,576
	HF Sinclair Corp.	4.500%	10/1/30	8,943	7,947
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	3,374	3,689
	Kinder Morgan Inc.	2.000%	2/15/31	27,714	21,999
[1]	Kinder Morgan Inc.	7.800%	8/1/31	4,258	4,785
[1]	Kinder Morgan Inc.	7.750%	1/15/32	20,339	23,032
	Kinder Morgan Inc.	4.800%	2/1/33	19,029	17,961
	Kinder Morgan Inc.	5.200%	6/1/33	6,454	6,231
	Magellan Midstream Partners LP	3.250%	6/1/30	3,652	3,183
	Marathon Oil Corp.	6.800%	3/15/32	13,255	13,768
	MPLX LP	4.800%	2/15/29	20,246	19,738
	MPLX LP	2.650%	8/15/30	39,586	33,152
	MPLX LP	4.950%	9/1/32	27,477	26,340
	MPLX LP	5.000%	3/1/33	24,100	23,154
	NOV Inc.	3.600%	12/1/29	10,884	9,742
	Occidental Petroleum Corp.	6.375%	9/1/28	10,675	10,985
	Occidental Petroleum Corp.	8.875%	7/15/30	24,008	27,586
	Occidental Petroleum Corp.	6.625%	9/1/30	26,723	27,853
	Occidental Petroleum Corp.	6.125%	1/1/31	18,764	19,068
	Occidental Petroleum Corp.	7.500%	5/1/31	13,724	14,911
	Occidental Petroleum Corp.	7.875%	9/15/31	11,615	12,845
	ONEOK Inc.	4.550%	7/15/28	22,660	21,812
	ONEOK Inc.	4.350%	3/15/29	29,109	27,214
	ONEOK Inc.	3.400%	9/1/29	15,012	13,266
	ONEOK Inc.	3.100%	3/15/30	18,190	15,700
	ONEOK Inc.	6.350%	1/15/31	7,665	7,893
	ONEOK Inc.	6.100%	11/15/32	18,670	18,942
	Ovintiv Inc.	8.125%	9/15/30	4,477	4,933
	Ovintiv Inc.	7.200%	11/1/31	16,029	16,819
	Ovintiv Inc.	7.375%	11/1/31	12,291	13,130
	Phillips 66	2.150%	12/15/30	17,442	14,239
	Phillips 66 Co.	3.150%	12/15/29	17,405	15,423
	Phillips 66 Co.	5.300%	6/30/33	4,000	3,976

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pioneer Natural Resources Co.	1.900%	8/15/30	33,315	27,082
	Pioneer Natural Resources Co.	2.150%	1/15/31	28,754	23,495
	Plains All American Pipeline LP	3.550%	12/15/29	22,832	20,231
	Plains All American Pipeline LP	3.800%	9/15/30	21,124	18,759
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	45,244	42,799
	Schlumberger Investment SA	2.650%	6/26/30	28,295	24,926
	Shell International Finance BV	3.875%	11/13/28	38,266	37,421
	Shell International Finance BV	2.375%	11/7/29	34,932	30,783
	Shell International Finance BV	2.750%	4/6/30	40,398	36,173
	Suncor Energy Inc.	7.150%	2/1/32	20,214	21,902
	Targa Resources Corp.	4.200%	2/1/33	14,092	12,461
	Targa Resources Corp.	6.125%	3/15/33	22,000	22,286
	Targa Resources Partners LP	6.875%	1/15/29	17,484	17,727
	Targa Resources Partners LP	5.500%	3/1/30	24,500	23,568
	Targa Resources Partners LP	4.875%	2/1/31	24,798	22,847
	Targa Resources Partners LP	4.000%	1/15/32	23,097	19,828
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	10,402	11,132
	Texas Eastern Transmission LP	7.000%	7/15/32	995	1,108
	TotalEnergies Capital International SA	3.455%	2/19/29	27,838	26,242
	TotalEnergies Capital International SA	2.829%	1/10/30	28,601	25,780
	TotalEnergies Capital SA	3.883%	10/11/28	20,112	19,614
	TransCanada PipeLines Ltd.	4.250%	5/15/28	8,013	7,691
	TransCanada PipeLines Ltd.	4.100%	4/15/30	32,289	29,988
	TransCanada PipeLines Ltd.	2.500%	10/12/31	22,065	17,805
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	19,418	17,312
	Valero Energy Corp.	4.350%	6/1/28	17,123	16,548
	Valero Energy Corp.	4.000%	4/1/29	1,303	1,240
	Valero Energy Corp.	2.800%	12/1/31	27,478	22,666
	Valero Energy Corp.	7.500%	4/15/32	8,124	9,160
	Western Midstream Operating LP	4.750%	8/15/28	2,531	2,394
	Western Midstream Operating LP	4.300%	2/1/30	29,264	26,102
	Western Midstream Operating LP	6.150%	4/1/33	18,613	18,569
	Williams Cos. Inc.	3.500%	11/15/30	26,554	23,813
[1]	Williams Cos. Inc.	7.500%	1/15/31	2,023	2,226
	Williams Cos. Inc.	2.600%	3/15/31	45,858	37,924
	Williams Cos. Inc.	8.750%	3/15/32	13,885	16,518
	Williams Cos. Inc.	4.650%	8/15/32	19,403	18,356
	Williams Cos. Inc.	5.650%	3/15/33	14,256	14,429
					2,606,534
Financials (29.7%)
	ACE Capital Trust II	9.700%	4/1/30	3,401	4,064
[1]	Aegon NV	5.500%	4/11/48	14,431	13,783
[3]	AerCap Ireland Capital DAC	5.750%	6/6/28	13,925	13,810
	AerCap Ireland Capital DAC	3.000%	10/29/28	89,247	77,372
	AerCap Ireland Capital DAC	3.300%	1/30/32	104,106	84,477
	Affiliated Managers Group Inc.	3.300%	6/15/30	4,341	3,665
[4]	Aflac Inc.	3.600%	4/1/30	36,549	33,729
	Air Lease Corp.	2.100%	9/1/28	17,405	14,384
	Air Lease Corp.	4.625%	10/1/28	11,043	10,364
	Air Lease Corp.	3.250%	10/1/29	13,752	11,746
[1]	Air Lease Corp.	3.000%	2/1/30	19,745	16,448
	Air Lease Corp.	3.125%	12/1/30	16,038	13,332
[1]	Air Lease Corp.	2.875%	1/15/32	6,750	5,427
	Alleghany Corp.	3.625%	5/15/30	12,639	11,856
	Allstate Corp.	1.450%	12/15/30	9,602	7,473
	Allstate Corp.	5.250%	3/30/33	18,862	18,844
	Ally Financial Inc.	2.200%	11/2/28	21,571	17,201
[1]	Ally Financial Inc.	8.000%	11/1/31	45,845	47,799

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ally Financial Inc.	8.000%	11/1/31	9,048	9,346
	American Express Co.	4.050%	5/3/29	31,714	30,498
	American Express Co.	4.989%	5/26/33	12,634	12,226
	American Express Co.	4.420%	8/3/33	33,085	31,321
	American Express Co.	5.043%	5/1/34	29,500	29,121
	American Financial Group Inc.	5.250%	4/2/30	7,342	7,253
	American International Group Inc.	4.250%	3/15/29	4,511	4,281
	American International Group Inc.	3.400%	6/30/30	5,297	4,713
	American International Group Inc.	5.125%	3/27/33	18,372	17,982
[1]	American International Group Inc.	5.750%	4/1/48	11,310	10,875
	Ameriprise Financial Inc.	4.500%	5/13/32	14,418	13,804
	Ameriprise Financial Inc.	5.150%	5/15/33	15,195	15,117
[1]	Andrew W Mellon Foundation	0.947%	8/1/27	3,190	2,779
	Aon Corp.	4.500%	12/15/28	14,073	13,823
	Aon Corp.	3.750%	5/2/29	17,506	16,460
	Aon Corp.	2.800%	5/15/30	28,294	24,613
	Aon Corp.	2.050%	8/23/31	6,199	4,978
	Aon Corp.	2.600%	12/2/31	4,555	3,778
	Aon Corp.	5.000%	9/12/32	20,490	20,402
	Aon Corp.	5.350%	2/28/33	9,235	9,371
	Ares Capital Corp.	2.875%	6/15/28	29,811	24,832
	Ares Capital Corp.	3.200%	11/15/31	15,672	11,914
	Arthur J Gallagher & Co.	2.400%	11/9/31	4,021	3,245
	Arthur J Gallagher & Co.	5.500%	3/2/33	8,800	8,947
	Assurant Inc.	4.900%	3/27/28	8,292	8,010
	Assurant Inc.	3.700%	2/22/30	14,344	12,515
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	8,234	7,004
	Athene Holding Ltd.	6.150%	4/3/30	11,420	11,469
	Athene Holding Ltd.	3.500%	1/15/31	24,380	19,778
	AXA SA	8.600%	12/15/30	16,513	19,838
	AXIS Specialty Finance LLC	3.900%	7/15/29	16,584	15,328
[1]	AXIS Specialty Finance LLC	4.900%	1/15/40	2,171	1,729
	Banco Santander SA	3.306%	6/27/29	23,280	20,999
	Banco Santander SA	3.490%	5/28/30	14,169	12,434
	Banco Santander SA	2.749%	12/3/30	55,056	43,035
	Banco Santander SA	2.958%	3/25/31	14,215	11,840
	Banco Santander SA	3.225%	11/22/32	11,559	9,122
[1]	Bank of America Corp.	3.419%	12/20/28	1	1
[1]	Bank of America Corp.	2.087%	6/14/29	81,323	69,707
[1]	Bank of America Corp.	4.271%	7/23/29	58,337	55,443
[1]	Bank of America Corp.	3.974%	2/7/30	84,245	78,259
[1]	Bank of America Corp.	3.194%	7/23/30	59,245	52,299
[1]	Bank of America Corp.	2.884%	10/22/30	52,415	45,214
[1]	Bank of America Corp.	2.496%	2/13/31	96,391	80,847
[1]	Bank of America Corp.	2.592%	4/29/31	65,955	55,383
[1]	Bank of America Corp.	1.898%	7/23/31	51,349	40,819
[1]	Bank of America Corp.	1.922%	10/24/31	81,590	64,464
[1]	Bank of America Corp.	2.651%	3/11/32	44,982	37,163
	Bank of America Corp.	2.687%	4/22/32	98,101	81,062
	Bank of America Corp.	2.299%	7/21/32	90,817	72,407
	Bank of America Corp.	2.572%	10/20/32	85,230	69,192
[1]	Bank of America Corp.	2.972%	2/4/33	78,053	65,032
	Bank of America Corp.	4.571%	4/27/33	86,613	81,535
[1]	Bank of America Corp.	5.015%	7/22/33	125,743	122,842
	Bank of America Corp.	5.288%	4/25/34	112,478	111,796
	Bank of America Corp.	2.482%	9/21/36	58,202	44,117
	Bank of America Corp.	3.846%	3/8/37	51,473	43,901
	Bank of Montreal	3.088%	1/10/37	30,365	23,980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of New York Mellon Corp.	1.650%	7/14/28	15,893	13,737
[1]	Bank of New York Mellon Corp.	3.000%	10/30/28	12,938	11,777
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	21,017	18,991
	Bank of New York Mellon Corp.	4.596%	7/26/30	18,819	18,314
[1]	Bank of New York Mellon Corp.	1.650%	1/28/31	3,279	2,589
[1]	Bank of New York Mellon Corp.	1.800%	7/28/31	21,854	17,200
	Bank of New York Mellon Corp.	2.500%	1/26/32	10,655	8,745
[1]	Bank of New York Mellon Corp.	4.289%	6/13/33	24,928	23,537
[1]	Bank of New York Mellon Corp.	5.834%	10/25/33	39,015	40,980
	Bank of New York Mellon Corp.	4.706%	2/1/34	14,386	13,992
[1]	Bank of New York Mellon Corp.	4.967%	4/26/34	19,985	19,871
	Bank of Nova Scotia	4.850%	2/1/30	42,675	41,659
	Bank of Nova Scotia	2.150%	8/1/31	9,658	7,804
	Bank of Nova Scotia	2.450%	2/2/32	6,241	5,130
	Bank of Nova Scotia	4.588%	5/4/37	32,882	28,674
	BankUnited Inc.	5.125%	6/11/30	7,726	5,305
[1]	Barclays plc	5.088%	6/20/30	35,856	33,334
	Barclays plc	2.645%	6/24/31	6,013	4,866
	Barclays plc	2.667%	3/10/32	22,943	18,231
	Barclays plc	2.894%	11/24/32	39,788	31,404
	Barclays plc	5.746%	8/9/33	39,525	38,498
	Barclays plc	7.437%	11/2/33	53,137	57,929
	Barclays plc	6.224%	5/9/34	32,520	32,835
	Barclays plc	3.564%	9/23/35	26,928	21,325
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	10,891	9,319
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	15,311	12,483
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	23,503	20,835
	BlackRock Inc.	3.250%	4/30/29	22,720	21,489
	BlackRock Inc.	2.400%	4/30/30	23,847	20,699
	BlackRock Inc.	1.900%	1/28/31	32,364	26,620
	BlackRock Inc.	2.100%	2/25/32	15,442	12,598
	BlackRock Inc.	4.750%	5/25/33	29,965	29,661
	Blackstone Private Credit Fund	4.000%	1/15/29	16,635	14,043
	Blackstone Secured Lending Fund	2.850%	9/30/28	15,079	12,318
	Brighthouse Financial Inc.	5.625%	5/15/30	13,846	13,051
	Brookfield Finance I UK plc	2.340%	1/30/32	6,513	5,152
	Brookfield Finance Inc.	4.850%	3/29/29	31,182	30,083
	Brookfield Finance Inc.	4.350%	4/15/30	16,707	15,552
	Brookfield Finance Inc.	2.724%	4/15/31	12,543	10,336
	Brown & Brown Inc.	4.500%	3/15/29	8,915	8,542
	Brown & Brown Inc.	2.375%	3/15/31	15,070	12,116
	Brown & Brown Inc.	4.200%	3/17/32	22,497	20,369
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	24,540	22,129
	Capital One Financial Corp.	3.800%	1/31/28	356	330
	Capital One Financial Corp.	5.468%	2/1/29	576	559
	Capital One Financial Corp.	3.273%	3/1/30	17,155	14,722
	Capital One Financial Corp.	5.247%	7/26/30	5,972	5,704
	Capital One Financial Corp.	2.359%	7/29/32	24,188	17,263
	Capital One Financial Corp.	2.618%	11/2/32	18,002	13,764
	Capital One Financial Corp.	5.268%	5/10/33	35,117	33,527
	Capital One Financial Corp.	5.817%	2/1/34	31,418	30,511
	Cboe Global Markets Inc.	1.625%	12/15/30	14,455	11,374
	Cboe Global Markets Inc.	3.000%	3/16/32	7,370	6,396
	Charles Schwab Corp.	4.000%	2/1/29	14,725	13,815
	Charles Schwab Corp.	3.250%	5/22/29	24,754	21,920
	Charles Schwab Corp.	2.750%	10/1/29	17,246	14,698
	Charles Schwab Corp.	4.625%	3/22/30	5,307	5,108
	Charles Schwab Corp.	1.650%	3/11/31	18,430	13,901

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	2.300%	5/13/31	37,346	29,650
	Charles Schwab Corp.	1.950%	12/1/31	10,069	7,682
	Charles Schwab Corp.	2.900%	3/3/32	11,156	9,158
	Chubb INA Holdings Inc.	1.375%	9/15/30	32,554	25,942
	CI Financial Corp.	3.200%	12/17/30	23,671	17,767
[1]	Cincinnati Financial Corp.	6.920%	5/15/28	8,606	9,330
	Citigroup Inc.	4.450%	9/29/27	23,321	22,407
	Citigroup Inc.	4.125%	7/25/28	30,581	28,714
[1]	Citigroup Inc.	3.980%	3/20/30	49,206	45,640
[1]	Citigroup Inc.	2.976%	11/5/30	45,234	39,213
[1]	Citigroup Inc.	2.666%	1/29/31	58,928	50,080
[1]	Citigroup Inc.	4.412%	3/31/31	127,548	120,634
[1]	Citigroup Inc.	2.572%	6/3/31	88,612	74,245
	Citigroup Inc.	2.561%	5/1/32	67,076	55,066
	Citigroup Inc.	6.625%	6/15/32	24,780	26,157
	Citigroup Inc.	2.520%	11/3/32	34,660	27,968
	Citigroup Inc.	3.057%	1/25/33	82,456	69,221
	Citigroup Inc.	3.785%	3/17/33	85,877	76,135
	Citigroup Inc.	4.910%	5/24/33	50,108	48,635
	Citigroup Inc.	6.270%	11/17/33	60,627	64,769
	Citigroup Inc.	6.174%	5/25/34	55,875	56,672
	Citizens Financial Group Inc.	2.500%	2/6/30	8,729	6,870
	Citizens Financial Group Inc.	3.250%	4/30/30	22,684	18,504
	Citizens Financial Group Inc.	2.638%	9/30/32	6,192	4,282
	Citizens Financial Group Inc.	5.641%	5/21/37	10,202	8,568
	CME Group Inc.	3.750%	6/15/28	9,460	9,194
	CME Group Inc.	2.650%	3/15/32	14,068	12,048
	CNA Financial Corp.	3.900%	5/1/29	17,125	16,015
	CNA Financial Corp.	2.050%	8/15/30	5,253	4,253
	CNO Financial Group Inc.	5.250%	5/30/29	12,306	11,637
	Comerica Bank	5.332%	8/25/33	11,895	9,113
	Comerica Inc.	4.000%	2/1/29	15,245	12,260
[2]	Corebridge Financial Inc.	3.850%	4/5/29	24,283	21,855
[2]	Corebridge Financial Inc.	3.900%	4/5/32	40,866	35,306
	Credit Suisse USA Inc.	7.125%	7/15/32	16,929	18,659
	Deutsche Bank AG	5.882%	7/8/31	11,721	10,234
[1]	Deutsche Bank AG	3.547%	9/18/31	24,495	20,373
	Deutsche Bank AG	3.729%	1/14/32	32,126	24,077
	Deutsche Bank AG	3.035%	5/28/32	28,306	22,442
	Deutsche Bank AG	3.742%	1/7/33	31,799	23,095
	Deutsche Bank AG	7.079%	2/10/34	36,775	33,631
[1]	Discover Bank	4.650%	9/13/28	31,846	29,588
[1]	Discover Bank	2.700%	2/6/30	3,892	3,153
	Discover Financial Services	6.700%	11/29/32	11,469	11,893
	Enstar Group Ltd.	4.950%	6/1/29	16,695	15,695
	Enstar Group Ltd.	3.100%	9/1/31	20,832	16,357
	Equitable Holdings Inc.	7.000%	4/1/28	6,210	6,617
	Equitable Holdings Inc.	4.350%	4/20/28	6,294	5,986
	Equitable Holdings Inc.	5.594%	1/11/33	12,375	12,128
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	20,193	19,011
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	16,740	14,146
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	18,613	18,219
	Fidelity National Financial Inc.	4.500%	8/15/28	18,482	17,640
	Fidelity National Financial Inc.	3.400%	6/15/30	5,453	4,723
	Fidelity National Financial Inc.	2.450%	3/15/31	13,582	10,687
	Fifth Third Bancorp	4.772%	7/28/30	17,758	16,591
	Fifth Third Bancorp	4.337%	4/25/33	16,086	14,399
	First American Financial Corp.	4.000%	5/15/30	11,499	10,126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	First American Financial Corp.	2.400%	8/15/31	16,981	13,012
[1]	First Horizon Bank	5.750%	5/1/30	6,338	5,373
	Franklin Resources Inc.	1.600%	10/30/30	20,584	16,183
	FS KKR Capital Corp.	3.250%	7/15/27	1	1
	FS KKR Capital Corp.	3.125%	10/12/28	18,663	15,233
	GATX Corp.	4.550%	11/7/28	11,594	11,221
	GATX Corp.	4.700%	4/1/29	8,951	8,679
	GATX Corp.	4.000%	6/30/30	16,755	15,358
	GATX Corp.	1.900%	6/1/31	10,593	8,167
	GATX Corp.	3.500%	6/1/32	7,900	6,822
	GATX Corp.	5.450%	9/15/33	9,000	8,867
	GE Capital Funding LLC	4.550%	5/15/32	19,796	19,198
	Global Payments Inc.	4.450%	6/1/28	9,043	8,576
	Global Payments Inc.	3.200%	8/15/29	46,108	40,238
	Global Payments Inc.	5.300%	8/15/29	1,424	1,400
	Global Payments Inc.	2.900%	5/15/30	34,681	29,246
	Global Payments Inc.	2.900%	11/15/31	23,295	19,000
	Global Payments Inc.	5.400%	8/15/32	12,105	11,790
	Globe Life Inc.	4.550%	9/15/28	16,875	16,409
	Globe Life Inc.	2.150%	8/15/30	3,475	2,782
	Globe Life Inc.	4.800%	6/15/32	9,450	9,077
	Goldman Sachs Group Inc.	2.600%	2/7/30	36,317	31,153
	Goldman Sachs Group Inc.	3.800%	3/15/30	72,910	67,590
	Goldman Sachs Group Inc.	1.992%	1/27/32	45,808	36,230
	Goldman Sachs Group Inc.	2.615%	4/22/32	115,047	94,871
	Goldman Sachs Group Inc.	2.383%	7/21/32	101,770	81,902
	Goldman Sachs Group Inc.	2.650%	10/21/32	70,619	57,858
	Goldman Sachs Group Inc.	6.125%	2/15/33	14,103	15,041
	Goldman Sachs Group Inc.	3.102%	2/24/33	90,045	76,312
	Hanover Insurance Group Inc.	2.500%	9/1/30	3,881	3,076
	Hartford Financial Services Group Inc.	2.800%	8/19/29	15,404	13,413
[1]	HSBC Holdings plc	4.583%	6/19/29	73,149	69,340
	HSBC Holdings plc	2.206%	8/17/29	60,295	50,861
	HSBC Holdings plc	4.950%	3/31/30	50,898	49,726
[1]	HSBC Holdings plc	3.973%	5/22/30	68,171	62,172
[1]	HSBC Holdings plc	2.848%	6/4/31	44,478	37,152
[1]	HSBC Holdings plc	2.357%	8/18/31	31,110	25,024
[1]	HSBC Holdings plc	7.625%	5/17/32	2,390	2,541
	HSBC Holdings plc	2.804%	5/24/32	74,120	60,183
	HSBC Holdings plc	2.871%	11/22/32	37,032	29,995
	HSBC Holdings plc	4.762%	3/29/33	54,305	49,107
	HSBC Holdings plc	5.402%	8/11/33	60,965	59,678
	HSBC Holdings plc	8.113%	11/3/33	41,534	46,277
	HSBC Holdings plc	6.254%	3/9/34	57,186	58,851
	Huntington Bancshares Inc.	2.550%	2/4/30	19,977	15,887
	Huntington Bancshares Inc.	5.023%	5/17/33	14,395	13,206
	Huntington Bancshares Inc.	2.487%	8/15/36	6,452	4,488
	Huntington National Bank	5.650%	1/10/30	22,132	21,249
	ING Groep NV	4.550%	10/2/28	31,639	30,682
	ING Groep NV	4.050%	4/9/29	10,167	9,585
	ING Groep NV	2.727%	4/1/32	15,958	13,201
	ING Groep NV	4.252%	3/28/33	34,350	31,417
	Intercontinental Exchange Inc.	3.750%	9/21/28	21,645	20,740
	Intercontinental Exchange Inc.	4.350%	6/15/29	40,804	40,154
	Intercontinental Exchange Inc.	2.100%	6/15/30	34,992	29,338
	Intercontinental Exchange Inc.	1.850%	9/15/32	38,753	30,061
	Intercontinental Exchange Inc.	4.600%	3/15/33	30,915	30,263
	Jackson Financial Inc.	3.125%	11/23/31	12,244	9,485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jackson Financial Inc.	5.670%	6/8/32	3,915	3,732
	Jefferies Financial Group Inc.	4.150%	1/23/30	25,489	23,074
	Jefferies Financial Group Inc.	2.625%	10/15/31	27,725	21,577
	Jefferies Financial Group Inc.	2.750%	10/15/32	11,394	8,863
	JPMorgan Chase & Co.	3.875%	9/10/24	1	1
	JPMorgan Chase & Co.	1.040%	2/4/27	82	73
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	225	210
	JPMorgan Chase & Co.	2.069%	6/1/29	39,642	34,273
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	47,156	45,159
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	64,167	61,972
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	41,669	38,541
	JPMorgan Chase & Co.	4.565%	6/14/30	48,831	47,243
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	98,443	85,374
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	78,548	75,828
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	49,547	42,102
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	82,627	70,610
	JPMorgan Chase & Co.	1.764%	11/19/31	28,930	22,847
	JPMorgan Chase & Co.	1.953%	2/4/32	72,926	58,093
	JPMorgan Chase & Co.	2.580%	4/22/32	98,919	82,404
	JPMorgan Chase & Co.	2.545%	11/8/32	83,570	68,518
	JPMorgan Chase & Co.	2.963%	1/25/33	92,972	78,718
	JPMorgan Chase & Co.	4.586%	4/26/33	49,451	47,302
	JPMorgan Chase & Co.	4.912%	7/25/33	130,340	127,746
	JPMorgan Chase & Co.	5.717%	9/14/33	71,013	71,775
	Kemper Corp.	2.400%	9/30/30	10,224	8,071
	Kemper Corp.	3.800%	2/23/32	9,826	8,248
[1]	KeyBank NA	3.900%	4/13/29	13,743	10,685
[1]	KeyBank NA	4.900%	8/8/32	17,877	14,336
	KeyBank NA	5.000%	1/26/33	11,965	10,516
[1]	KeyCorp	4.100%	4/30/28	7,297	6,379
[1]	KeyCorp	2.550%	10/1/29	19,448	14,956
[1]	KeyCorp	4.789%	6/1/33	10,100	8,733
	Lazard Group LLC	4.500%	9/19/28	10,069	9,543
	Lazard Group LLC	4.375%	3/11/29	9,496	8,758
	Lincoln National Corp.	3.050%	1/15/30	16,364	13,479
	Lincoln National Corp.	3.400%	1/15/31	8,254	6,805
	Lincoln National Corp.	3.400%	3/1/32	7,056	5,667
	Lloyds Banking Group plc	4.550%	8/16/28	27,823	26,757
	Lloyds Banking Group plc	4.976%	8/11/33	32,773	31,035
	Lloyds Banking Group plc	7.953%	11/15/33	27,015	29,583
	Loews Corp.	3.200%	5/15/30	12,215	10,893
	M&T Bank Corp.	5.053%	1/27/34	26,320	24,281
	Manulife Financial Corp.	3.703%	3/16/32	17,767	16,297
	Markel Group Inc.	3.350%	9/17/29	10,970	9,958
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	35,778	34,950
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	18,135	15,150
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	8,568	7,048
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	16,961	17,924
	Mastercard Inc.	2.950%	6/1/29	24,010	22,183
	Mastercard Inc.	3.350%	3/26/30	44,320	41,629
	Mastercard Inc.	1.900%	3/15/31	8,459	7,104
	Mastercard Inc.	2.000%	11/18/31	17,320	14,469
	Mastercard Inc.	4.850%	3/9/33	18,435	18,910
	MetLife Inc.	4.550%	3/23/30	33,066	32,577
	MetLife Inc.	6.500%	12/15/32	6,002	6,627
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	6,436	6,170
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	34,463	32,124
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	49,083	43,735

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	30,068	25,714
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	34,043	27,782
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	58,768	47,104
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	20,414	16,521
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	26,602	22,140
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	16,538	15,366
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	40,127	39,650
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	18,410	18,689
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	18,852	18,999
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	28,305	28,444
	Mizuho Financial Group Inc.	5.667%	5/27/29	1,100	1,115
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	19,789	18,743
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	27,223	23,900
[1]	Mizuho Financial Group Inc.	2.869%	9/13/30	21,535	18,504
[1]	Mizuho Financial Group Inc.	2.591%	5/25/31	4,134	3,445
	Mizuho Financial Group Inc.	5.739%	5/27/31	21,253	21,571
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	24,309	19,659
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	30,032	23,759
	Mizuho Financial Group Inc.	2.564%	9/13/31	21,099	16,674
	Mizuho Financial Group Inc.	2.172%	5/22/32	12,822	10,104
	Mizuho Financial Group Inc.	2.260%	7/9/32	8,185	6,483
	Mizuho Financial Group Inc.	5.669%	9/13/33	21,895	22,262
	Mizuho Financial Group Inc.	5.754%	5/27/34	14,900	15,211
	Morgan Stanley	1.593%	5/4/27	11	10
[1]	Morgan Stanley	4.431%	1/23/30	62,215	59,736
[1]	Morgan Stanley	2.699%	1/22/31	78,463	67,122
[1]	Morgan Stanley	3.622%	4/1/31	63,450	57,412
[1]	Morgan Stanley	1.794%	2/13/32	60,656	47,133
	Morgan Stanley	7.250%	4/1/32	29,507	33,952
[1]	Morgan Stanley	1.928%	4/28/32	64,258	50,175
[1]	Morgan Stanley	2.239%	7/21/32	87,004	69,343
[1]	Morgan Stanley	2.511%	10/20/32	58,894	47,865
	Morgan Stanley	2.943%	1/21/33	57,115	47,707
	Morgan Stanley	4.889%	7/20/33	54,453	52,597
	Morgan Stanley	6.342%	10/18/33	80,343	86,109
	Morgan Stanley	5.250%	4/21/34	78,729	78,314
	Morgan Stanley	2.484%	9/16/36	81,830	61,774
	Morgan Stanley	5.297%	4/20/37	37,863	35,987
	Morgan Stanley	5.948%	1/19/38	50,191	49,659
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	9,226	9,056
	Nasdaq Inc.	1.650%	1/15/31	17,040	13,422
[1]	NatWest Group plc	5.076%	1/27/30	41,367	40,156
[1]	NatWest Group plc	4.445%	5/8/30	31,641	29,601
	NatWest Group plc	6.016%	3/2/34	27,921	28,506
[1]	NatWest Group plc	3.032%	11/28/35	17,413	13,419
	Nomura Holdings Inc.	2.172%	7/14/28	24,123	20,388
	Nomura Holdings Inc.	2.710%	1/22/29	9,826	8,357
	Nomura Holdings Inc.	5.605%	7/6/29	761	752
	Nomura Holdings Inc.	3.103%	1/16/30	50,866	43,555
	Nomura Holdings Inc.	2.679%	7/16/30	15,107	12,431
	Nomura Holdings Inc.	2.608%	7/14/31	32,280	25,703
	Nomura Holdings Inc.	2.999%	1/22/32	32,620	26,491
	Nomura Holdings Inc.	6.181%	1/18/33	11,587	11,996
	Northern Trust Corp.	3.650%	8/3/28	9,171	8,810
	Northern Trust Corp.	3.150%	5/3/29	14,530	13,426
	Northern Trust Corp.	1.950%	5/1/30	18,582	15,330
	Northern Trust Corp.	6.125%	11/2/32	24,735	25,952
	ORIX Corp.	3.700%	7/18/27	1	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ORIX Corp.	2.250%	3/9/31	12,251	10,128
	ORIX Corp.	4.000%	4/13/32	14,663	13,578
	ORIX Corp.	5.200%	9/13/32	11,070	11,263
	Owl Rock Capital Corp.	2.875%	6/11/28	19,164	15,624
	PartnerRe Finance B LLC	3.700%	7/2/29	13,617	12,669
	PartnerRe Finance B LLC	4.500%	10/1/50	12,241	10,182
	PayPal Holdings Inc.	2.850%	10/1/29	35,807	31,887
	PayPal Holdings Inc.	2.300%	6/1/30	26,242	22,305
	PayPal Holdings Inc.	4.400%	6/1/32	25,451	24,509
[1]	PNC Bank NA	4.050%	7/26/28	39,611	36,780
[1]	PNC Bank NA	2.700%	10/22/29	14,548	12,427
	PNC Financial Services Group Inc.	3.450%	4/23/29	45,826	41,891
	PNC Financial Services Group Inc.	2.550%	1/22/30	30,833	26,062
	PNC Financial Services Group Inc.	2.307%	4/23/32	23,795	19,226
	PNC Financial Services Group Inc.	4.626%	6/6/33	15,944	14,514
	PNC Financial Services Group Inc.	6.037%	10/28/33	48,670	50,128
	PNC Financial Services Group Inc.	5.068%	1/24/34	29,080	28,075
	Primerica Inc.	2.800%	11/19/31	16,319	13,540
	Principal Financial Group Inc.	3.700%	5/15/29	15,961	14,839
	Principal Financial Group Inc.	2.125%	6/15/30	3,529	2,866
	Principal Financial Group Inc.	5.375%	3/15/33	11,800	11,771
	Progressive Corp.	4.000%	3/1/29	16,031	15,488
	Progressive Corp.	6.625%	3/1/29	5,763	6,338
	Progressive Corp.	3.200%	3/26/30	14,729	13,344
	Progressive Corp.	3.000%	3/15/32	14,343	12,619
	Progressive Corp.	6.250%	12/1/32	4,350	4,813
	Progressive Corp.	4.950%	6/15/33	3,000	2,999
	Prospect Capital Corp.	3.437%	10/15/28	7,713	5,879
[1]	Prudential Financial Inc.	2.100%	3/10/30	2,576	2,188
[1]	Prudential Financial Inc.	5.700%	9/15/48	12,567	12,190
[1]	Prudential Financial Inc.	3.700%	10/1/50	23,705	20,085
	Prudential Financial Inc.	5.125%	3/1/52	30,368	27,258
	Prudential Financial Inc.	6.000%	9/1/52	24,035	23,355
	Prudential Financial Inc.	6.750%	3/1/53	7,257	7,276
	Prudential Funding Asia plc	3.125%	4/14/30	19,362	17,231
	Prudential Funding Asia plc	3.625%	3/24/32	9,052	8,150
	Raymond James Financial Inc.	4.650%	4/1/30	11,631	11,345
	Regions Financial Corp.	1.800%	8/12/28	19,275	15,560
	Reinsurance Group of America Inc.	3.900%	5/15/29	19,548	18,096
	Reinsurance Group of America Inc.	3.150%	6/15/30	7,161	6,215
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	4,178	3,809
[1]	Royal Bank of Canada	2.300%	11/3/31	37,187	30,347
	Royal Bank of Canada	3.875%	5/4/32	21,974	20,124
[1]	Royal Bank of Canada	5.000%	2/1/33	49,681	49,002
[1]	Royal Bank of Canada	5.000%	5/2/33	23,390	22,997
	Santander UK Group Holdings plc	2.896%	3/15/32	14,413	11,743
[1]	State Street Corp.	4.141%	12/3/29	10,618	10,129
	State Street Corp.	2.400%	1/24/30	22,922	19,656
	State Street Corp.	2.200%	3/3/31	29,083	23,509
	State Street Corp.	3.152%	3/30/31	13,486	12,013
	State Street Corp.	4.421%	5/13/33	12,014	11,515
	State Street Corp.	4.164%	8/4/33	16,389	15,213
	State Street Corp.	4.821%	1/26/34	19,865	19,368
	State Street Corp.	5.159%	5/18/34	27,005	26,915
[1]	State Street Corp.	3.031%	11/1/34	5,188	4,503
	Stewart Information Services Corp.	3.600%	11/15/31	15,316	11,506
	Stifel Financial Corp.	4.000%	5/15/30	11,230	9,663
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	11,908	11,230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	65,707	55,746
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	7,600	7,275
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	68,344	60,389
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	9,279	8,157
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	5,103	4,393
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	28,713	29,464
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	31,689	27,431
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	45,745	37,534
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	28,870	23,093
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	11,763	9,221
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	14,325	11,502
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	38,926	40,592
	Synchrony Financial	5.150%	3/19/29	16,157	14,298
	Synchrony Financial	2.875%	10/28/31	17,282	12,494
[1]	Toronto-Dominion Bank	2.000%	9/10/31	14,389	11,425
[1]	Toronto-Dominion Bank	2.450%	1/12/32	17,103	13,945
[1]	Toronto-Dominion Bank	3.200%	3/10/32	41,777	36,088
	Toronto-Dominion Bank	4.456%	6/8/32	52,753	49,874
[1]	Truist Bank	2.250%	3/11/30	30,371	24,156
[1]	Truist Financial Corp.	3.875%	3/19/29	15,422	13,829
[1]	Truist Financial Corp.	1.887%	6/7/29	27,057	22,485
[1]	Truist Financial Corp.	1.950%	6/5/30	7,256	5,819
[1]	Truist Financial Corp.	4.916%	7/28/33	25,452	23,175
[1]	Truist Financial Corp.	6.123%	10/28/33	28,245	28,986
[1]	Truist Financial Corp.	5.122%	1/26/34	30,915	29,533
	Unum Group	4.000%	6/15/29	10,214	9,567
[1]	US Bancorp	3.000%	7/30/29	19,119	16,306
[1]	US Bancorp	1.375%	7/22/30	22,814	17,347
[1]	US Bancorp	2.677%	1/27/33	18,330	14,731
[1]	US Bancorp	4.967%	7/22/33	28,872	26,169
	US Bancorp	5.850%	10/21/33	44,880	45,273
	US Bancorp	4.839%	2/1/34	50,898	47,766
	US Bancorp	2.491%	11/3/36	33,585	24,779
	Visa Inc.	2.050%	4/15/30	30,443	26,291
	Visa Inc.	1.100%	2/15/31	20,302	16,105
	Webster Financial Corp.	4.100%	3/25/29	8,519	7,425
[1]	Wells Fargo & Co.	3.196%	6/17/27	184	173
[1]	Wells Fargo & Co.	4.150%	1/24/29	56,357	53,421
[1]	Wells Fargo & Co.	7.950%	11/15/29	3,441	3,790
[1]	Wells Fargo & Co.	2.879%	10/30/30	92,145	79,705
[1]	Wells Fargo & Co.	2.572%	2/11/31	77,268	65,235
[1]	Wells Fargo & Co.	4.478%	4/4/31	65,931	62,727
[1]	Wells Fargo & Co.	3.350%	3/2/33	86,450	74,217
[1]	Wells Fargo & Co.	4.897%	7/25/33	103,059	99,583
	Wells Fargo & Co.	5.389%	4/24/34	89,395	89,375
	Western Union Co.	2.750%	3/15/31	7,316	5,805
	Westpac Banking Corp.	1.953%	11/20/28	29,927	25,913
	Westpac Banking Corp.	2.650%	1/16/30	16,810	14,903
	Westpac Banking Corp.	2.150%	6/3/31	30,114	25,257
	Westpac Banking Corp.	5.405%	8/10/33	21,604	20,481
	Westpac Banking Corp.	4.110%	7/24/34	36,661	32,452
	Westpac Banking Corp.	2.668%	11/15/35	26,797	20,638
	Westpac Banking Corp.	3.020%	11/18/36	32,261	24,859
	Willis North America Inc.	4.500%	9/15/28	14,671	13,987
	Willis North America Inc.	2.950%	9/15/29	23,373	20,159
	Willis North America Inc.	5.350%	5/15/33	2,200	2,163
	Wintrust Financial Corp.	4.850%	6/6/29	7,476	6,653

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zions Bancorp NA	3.250%	10/29/29	11,960	8,525
					12,279,252
Health Care (9.7%)
	Abbott Laboratories	1.150%	1/30/28	5,360	4,710
	Abbott Laboratories	1.400%	6/30/30	9,837	8,086
	AbbVie Inc.	4.250%	11/14/28	44,582	43,690
	AbbVie Inc.	3.200%	11/21/29	133,853	121,532
	Adventist Health System	2.952%	3/1/29	6,609	5,801
	Adventist Health System	5.430%	3/1/32	8,675	8,591
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	6,913	6,645
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	9,183	7,713
	Agilent Technologies Inc.	2.750%	9/15/29	4,970	4,389
	Agilent Technologies Inc.	2.100%	6/4/30	12,241	10,119
	Agilent Technologies Inc.	2.300%	3/12/31	24,119	19,978
	AmerisourceBergen Corp.	2.800%	5/15/30	9,696	8,444
	AmerisourceBergen Corp.	2.700%	3/15/31	26,642	22,725
	Amgen Inc.	1.650%	8/15/28	39,688	34,156
	Amgen Inc.	3.000%	2/22/29	17,913	16,294
	Amgen Inc.	4.050%	8/18/29	33,565	31,966
	Amgen Inc.	2.450%	2/21/30	34,992	30,088
	Amgen Inc.	5.250%	3/2/30	61,140	61,630
	Amgen Inc.	2.300%	2/25/31	28,363	23,624
	Amgen Inc.	2.000%	1/15/32	18,506	14,698
	Amgen Inc.	3.350%	2/22/32	27,215	24,082
	Amgen Inc.	4.200%	3/1/33	3,003	2,810
	Amgen Inc.	5.250%	3/2/33	116,970	117,354
[1]	Ascension Health	2.532%	11/15/29	12,597	10,915
	AstraZeneca Finance LLC	2.250%	5/28/31	19,578	16,627
	AstraZeneca Finance LLC	4.875%	3/3/33	12,412	12,637
	AstraZeneca plc	4.000%	1/17/29	27,981	27,366
	AstraZeneca plc	1.375%	8/6/30	36,338	29,372
	Banner Health	2.338%	1/1/30	4,726	4,074
	Banner Health	1.897%	1/1/31	8,110	6,642
	Baxter International Inc.	2.272%	12/1/28	34,109	29,379
	Baxter International Inc.	3.950%	4/1/30	20,069	18,539
	Baxter International Inc.	1.730%	4/1/31	6,058	4,693
	Baxter International Inc.	2.539%	2/1/32	39,692	32,080
[1]	Baylor Scott & White Holdings	1.777%	11/15/30	3,018	2,427
	Becton Dickinson & Co.	3.700%	6/6/27	6,000	5,754
	Becton Dickinson & Co.	2.823%	5/20/30	11,205	9,831
	Becton Dickinson & Co.	1.957%	2/11/31	30,471	24,724
	Becton Dickinson & Co.	4.298%	8/22/32	8,963	8,519
	Biogen Inc.	2.250%	5/1/30	35,164	29,438
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	19,588	17,210
[1]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	2,236	2,175
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	13,477	12,160
[1]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	16,338	13,082
	Boston Scientific Corp.	2.650%	6/1/30	31,893	27,893
	Bristol-Myers Squibb Co.	3.400%	7/26/29	60,011	56,490
	Bristol-Myers Squibb Co.	1.450%	11/13/30	22,270	17,965
	Bristol-Myers Squibb Co.	2.950%	3/15/32	44,603	39,418
[1]	Cedars-Sinai Health System	2.288%	8/15/31	8,250	6,822
	Centene Corp.	2.450%	7/15/28	61,355	52,698
	Centene Corp.	4.625%	12/15/29	82,263	76,244
	Centene Corp.	3.375%	2/15/30	37,369	32,215
	Centene Corp.	3.000%	10/15/30	63,584	53,184
	Centene Corp.	2.500%	3/1/31	62,853	50,296
	Centene Corp.	2.625%	8/1/31	32,527	26,030

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	CHRISTUS Health	4.341%	7/1/28	4,393	4,237
	Cigna Group	4.375%	10/15/28	92,348	89,996
	Cigna Group	2.400%	3/15/30	30,491	25,957
	Cigna Group	2.375%	3/15/31	36,743	30,627
	Cigna Group	5.400%	3/15/33	24,570	25,046
	CommonSpirit Health	3.347%	10/1/29	23,410	20,868
[3]	CVS Health Corp.	5.000%	1/30/29	20,000	20,041
	CVS Health Corp.	3.250%	8/15/29	31,367	28,409
	CVS Health Corp.	5.125%	2/21/30	41,736	41,643
	CVS Health Corp.	3.750%	4/1/30	43,999	40,519
	CVS Health Corp.	1.750%	8/21/30	28,770	23,119
[3]	CVS Health Corp.	5.250%	1/30/31	18,000	18,060
	CVS Health Corp.	1.875%	2/28/31	36,605	29,198
	CVS Health Corp.	2.125%	9/15/31	10,679	8,581
	CVS Health Corp.	5.250%	2/21/33	46,360	46,486
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	18,485	16,142
	DH Europe Finance II Sarl	2.600%	11/15/29	13,972	12,427
	Edwards Lifesciences Corp.	4.300%	6/15/28	11,081	10,905
	Elevance Health Inc.	2.875%	9/15/29	30,839	27,636
	Elevance Health Inc.	2.250%	5/15/30	27,655	23,336
	Elevance Health Inc.	2.550%	3/15/31	33,113	28,059
	Elevance Health Inc.	4.100%	5/15/32	6,116	5,748
	Elevance Health Inc.	5.500%	10/15/32	12,728	13,173
	Elevance Health Inc.	4.750%	2/15/33	24,572	24,074
	Eli Lilly & Co.	3.375%	3/15/29	22,803	21,663
	Eli Lilly & Co.	4.700%	2/27/33	23,931	24,345
[2]	GE HealthCare Technologies Inc.	5.857%	3/15/30	30,380	31,276
[2]	GE HealthCare Technologies Inc.	5.905%	11/22/32	48,004	50,122
	Gilead Sciences Inc.	1.650%	10/1/30	19,707	16,061
	GlaxoSmithKline Capital plc	3.375%	6/1/29	22,994	21,712
	HCA Inc.	5.200%	6/1/28	24,123	23,984
	HCA Inc.	5.625%	9/1/28	31,256	31,506
	HCA Inc.	5.875%	2/1/29	37,985	38,608
[2]	HCA Inc.	3.375%	3/15/29	17,494	15,715
	HCA Inc.	4.125%	6/15/29	52,285	48,595
	HCA Inc.	3.500%	9/1/30	56,708	50,050
	HCA Inc.	2.375%	7/15/31	26,352	21,107
[2]	HCA Inc.	3.625%	3/15/32	36,607	31,847
	Humana Inc.	3.700%	3/23/29	8,899	8,251
	Humana Inc.	3.125%	8/15/29	20,177	18,043
	Humana Inc.	4.875%	4/1/30	15,962	15,727
	Humana Inc.	2.150%	2/3/32	20,432	16,250
	Humana Inc.	5.875%	3/1/33	15,475	16,254
	Illumina Inc.	2.550%	3/23/31	11,516	9,598
	Johnson & Johnson	6.950%	9/1/29	2,678	3,232
	Johnson & Johnson	1.300%	9/1/30	37,943	31,357
	Laboratory Corp. of America Holdings	2.950%	12/1/29	7,696	6,864
	Laboratory Corp. of America Holdings	2.700%	6/1/31	17,493	14,893
	Medtronic Global Holdings SCA	4.500%	3/30/33	26,550	26,184
	Merck & Co. Inc.	1.900%	12/10/28	18,662	16,429
	Merck & Co. Inc.	3.400%	3/7/29	43,258	41,229
	Merck & Co. Inc.	4.300%	5/17/30	18,093	17,860
	Merck & Co. Inc.	1.450%	6/24/30	32,669	26,833
	Merck & Co. Inc.	2.150%	12/10/31	56,831	47,593
	Merck & Co. Inc.	4.500%	5/17/33	36,185	36,089
	Novartis Capital Corp.	2.200%	8/14/30	37,379	32,461
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	5,745	4,269
	OhioHealth Corp.	2.297%	11/15/31	7,740	6,365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	3.600%	9/15/28	12,824	12,352
	Pfizer Inc.	3.450%	3/15/29	52,183	49,732
	Pfizer Inc.	2.625%	4/1/30	43,127	38,357
	Pfizer Inc.	1.700%	5/28/30	22,065	18,394
	Pfizer Inc.	1.750%	8/18/31	19,836	16,145
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	72,370	72,463
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	120,617	121,093
	Pharmacia LLC	6.600%	12/1/28	14,398	15,815
[1]	Piedmont Healthcare Inc.	2.044%	1/1/32	6,026	4,776
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	15,102	12,805
	Quest Diagnostics Inc.	4.200%	6/30/29	11,454	11,161
	Quest Diagnostics Inc.	2.950%	6/30/30	23,833	21,053
	Quest Diagnostics Inc.	2.800%	6/30/31	7,933	6,835
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	29,811	24,015
	Revvity Inc.	1.900%	9/15/28	11,215	9,553
	Revvity Inc.	3.300%	9/15/29	20,673	18,494
	Revvity Inc.	2.550%	3/15/31	12,465	10,232
	Revvity Inc.	2.250%	9/15/31	5,899	4,729
	Royalty Pharma plc	2.200%	9/2/30	10,689	8,614
	Royalty Pharma plc	2.150%	9/2/31	23,904	18,788
[1]	Rush Obligated Group	3.922%	11/15/29	7,781	7,191
	Sanofi	3.625%	6/19/28	17,582	17,164
	Smith & Nephew plc	2.032%	10/14/30	24,395	19,634
[1]	Stanford Health Care	3.310%	8/15/30	7,540	6,834
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	20,563	17,166
	Stryker Corp.	1.950%	6/15/30	19,126	15,913
[1]	Sutter Health	3.695%	8/15/28	3,286	3,087
[1]	Sutter Health	2.294%	8/15/30	17,550	14,609
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	53,120	53,321
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	46,416	38,761
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	27,125	23,707
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	15,067	13,403
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	33,141	27,097
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	19,898	20,298
	UnitedHealth Group Inc.	3.850%	6/15/28	37,673	36,565
	UnitedHealth Group Inc.	3.875%	12/15/28	20,475	19,841
	UnitedHealth Group Inc.	4.250%	1/15/29	27,398	27,000
	UnitedHealth Group Inc.	4.000%	5/15/29	4,365	4,227
	UnitedHealth Group Inc.	2.875%	8/15/29	35,349	32,057
	UnitedHealth Group Inc.	5.300%	2/15/30	34,786	36,015
	UnitedHealth Group Inc.	2.000%	5/15/30	14,295	12,132
	UnitedHealth Group Inc.	2.300%	5/15/31	49,642	42,457
	UnitedHealth Group Inc.	4.200%	5/15/32	42,156	40,619
	UnitedHealth Group Inc.	5.350%	2/15/33	30,537	31,870
	UnitedHealth Group Inc.	4.500%	4/15/33	10,485	10,297
	Universal Health Services Inc.	2.650%	10/15/30	18,284	14,810
[2]	Universal Health Services Inc.	2.650%	1/15/32	200	158
	Universal Health Services Inc.	2.650%	1/15/32	12,094	9,530
	UPMC	5.035%	5/15/33	7,000	6,829
	Viatris Inc.	2.700%	6/22/30	32,114	25,775
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	6,331	5,573
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	16,078	13,434
	Zoetis Inc.	3.900%	8/20/28	13,656	13,189
	Zoetis Inc.	2.000%	5/15/30	20,422	17,042
	Zoetis Inc.	5.600%	11/16/32	18,270	19,260
					4,014,954
Industrials (6.3%)
[1]	3M Co.	3.625%	9/14/28	4,930	4,637

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	3M Co.	3.375%	3/1/29	20,048	18,462
	3M Co.	2.375%	8/26/29	16,815	14,397
	3M Co.	3.050%	4/15/30	14,579	12,981
	Acuity Brands Lighting Inc.	2.150%	12/15/30	12,462	9,994
	Allegion plc	3.500%	10/1/29	12,891	11,515
	Allegion US Holding Co. Inc.	5.411%	7/1/32	13,991	13,855
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	3,747	3,074
[1]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	2,095	1,923
[1]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	8,478	7,793
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	10,104	9,064
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	6,620	5,885
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	9,904	8,964
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	9,812	8,765
[1]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	11,460	9,863
	Amphenol Corp.	4.350%	6/1/29	13,546	13,332
	Amphenol Corp.	2.800%	2/15/30	25,243	22,284
	Amphenol Corp.	2.200%	9/15/31	15,281	12,481
	Boeing Co.	3.450%	11/1/28	15,882	14,448
	Boeing Co.	3.200%	3/1/29	35,127	31,633
	Boeing Co.	2.950%	2/1/30	16,462	14,380
	Boeing Co.	5.150%	5/1/30	116,497	115,499
	Boeing Co.	3.625%	2/1/31	29,680	26,854
	Canadian National Railway Co.	6.900%	7/15/28	5,696	6,288
	Canadian National Railway Co.	3.850%	8/5/32	13,928	13,065
	Canadian Pacific Railway Co.	4.000%	6/1/28	1,485	1,442
	Canadian Pacific Railway Co.	2.875%	11/15/29	12,149	10,865
	Canadian Pacific Railway Co.	2.050%	3/5/30	28,965	24,548
	Canadian Pacific Railway Co.	7.125%	10/15/31	6,938	7,836
	Canadian Pacific Railway Co.	2.450%	12/2/31	37,822	33,466
	Carrier Global Corp.	2.722%	2/15/30	54,894	47,293
	Carrier Global Corp.	2.700%	2/15/31	17,945	15,179
	Caterpillar Inc.	2.600%	9/19/29	4,511	4,093
	Caterpillar Inc.	2.600%	4/9/30	28,827	25,667
	Caterpillar Inc.	1.900%	3/12/31	3,939	3,297
[1]	CNH Industrial NV	3.850%	11/15/27	6,321	5,975
	CSX Corp.	3.800%	3/1/28	8,762	8,440
	CSX Corp.	4.250%	3/15/29	31,575	30,870
	CSX Corp.	2.400%	2/15/30	7,814	6,775
	CSX Corp.	4.100%	11/15/32	27,431	26,063
	Cummins Inc.	1.500%	9/1/30	12,714	10,385
	Deere & Co.	5.375%	10/16/29	10,771	11,290
	Deere & Co.	3.100%	4/15/30	30,244	27,694
[1]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	14,379	12,624
	Dover Corp.	2.950%	11/4/29	5,694	5,107
	Eaton Corp.	4.000%	11/2/32	17,939	16,971
	Eaton Corp.	4.150%	3/15/33	35,787	34,213
	Emerson Electric Co.	2.000%	12/21/28	29,724	26,015
	Emerson Electric Co.	1.950%	10/15/30	14,574	12,133
	Emerson Electric Co.	2.200%	12/21/31	20,087	16,666
	FedEx Corp.	4.200%	10/17/28	9,749	9,495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FedEx Corp.	3.100%	8/5/29	18,041	16,319
	FedEx Corp.	4.250%	5/15/30	12,156	11,705
	FedEx Corp.	2.400%	5/15/31	20,470	17,043
	Flowserve Corp.	3.500%	10/1/30	23,425	20,376
	General Dynamics Corp.	3.750%	5/15/28	7,812	7,548
	General Dynamics Corp.	3.625%	4/1/30	33,505	31,503
	General Dynamics Corp.	2.250%	6/1/31	9,561	8,065
	Honeywell International Inc.	4.250%	1/15/29	14,560	14,389
	Honeywell International Inc.	2.700%	8/15/29	13,900	12,578
	Honeywell International Inc.	1.950%	6/1/30	29,108	24,554
	Honeywell International Inc.	1.750%	9/1/31	23,220	18,790
	Honeywell International Inc.	5.000%	2/15/33	21,873	22,508
	Honeywell International Inc.	4.500%	1/15/34	21,560	21,241
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	6,273	5,799
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	14,002	11,875
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	4,516	4,198
	IDEX Corp.	3.000%	5/1/30	23,411	20,109
	Jacobs Engineering Group Inc.	5.900%	3/1/33	8,761	8,682
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	8,723	7,959
[1]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	2,365	1,984
[1]	John Deere Capital Corp.	3.450%	3/7/29	23,180	22,082
[1]	John Deere Capital Corp.	3.350%	4/18/29	1,000	941
[1]	John Deere Capital Corp.	2.800%	7/18/29	18,460	16,797
[1]	John Deere Capital Corp.	2.450%	1/9/30	12,802	11,245
	John Deere Capital Corp.	1.450%	1/15/31	14,809	11,903
[1]	John Deere Capital Corp.	3.900%	6/7/32	25,623	24,428
[1]	John Deere Capital Corp.	4.350%	9/15/32	16,790	16,514
	Johnson Controls International plc	1.750%	9/15/30	20,864	16,967
	Johnson Controls International plc	2.000%	9/16/31	3,328	2,683
	Johnson Controls International plc	4.900%	12/1/32	5,829	5,830
	Kennametal Inc.	4.625%	6/15/28	3,490	3,367
	Kennametal Inc.	2.800%	3/1/31	3,523	2,860
	Keysight Technologies Inc.	3.000%	10/30/29	7,244	6,382
	L3Harris Technologies Inc.	4.400%	6/15/28	21,451	20,858
[1]	L3Harris Technologies Inc.	4.400%	6/15/28	21,497	20,936
	L3Harris Technologies Inc.	1.800%	1/15/31	20,257	16,154
	Lockheed Martin Corp.	1.850%	6/15/30	13,208	11,072
	Lockheed Martin Corp.	3.900%	6/15/32	21,903	20,677
	Lockheed Martin Corp.	5.250%	1/15/33	31,759	33,085
[2]	Mileage Plus Holdings LLC	6.500%	6/20/27	13,600	13,577
	Norfolk Southern Corp.	3.800%	8/1/28	10,522	10,120
	Norfolk Southern Corp.	2.550%	11/1/29	15,639	13,671
	Norfolk Southern Corp.	2.300%	5/15/31	8,131	6,761
	Norfolk Southern Corp.	3.000%	3/15/32	15,793	13,702
	Northrop Grumman Corp.	4.400%	5/1/30	11,098	10,888
	Northrop Grumman Corp.	4.700%	3/15/33	31,465	30,910
	nVent Finance Sarl	2.750%	11/15/31	6,709	5,396
	nVent Finance Sarl	5.650%	5/15/33	10,810	10,582
	Oshkosh Corp.	4.600%	5/15/28	6,715	6,547
	Oshkosh Corp.	3.100%	3/1/30	8,496	7,474
	Otis Worldwide Corp.	2.565%	2/15/30	44,520	38,502
	Parker-Hannifin Corp.	3.250%	6/14/29	37,224	34,132
	Parker-Hannifin Corp.	4.500%	9/15/29	29,193	28,543
	Pentair Finance Sarl	4.500%	7/1/29	15,079	14,373
	Pentair Finance Sarl	5.900%	7/15/32	9,994	10,078
	Raytheon Technologies Corp.	4.125%	11/16/28	41,077	39,771
	Raytheon Technologies Corp.	2.250%	7/1/30	24,804	21,012
	Raytheon Technologies Corp.	1.900%	9/1/31	10,999	8,831

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	2.375%	3/15/32	46,391	38,356
	Raytheon Technologies Corp.	5.150%	2/27/33	47,047	47,849
[2]	Regal Rexnord Corp.	6.300%	2/15/30	28,235	28,202
[2]	Regal Rexnord Corp.	6.400%	4/15/33	22,884	22,625
	Republic Services Inc.	4.875%	4/1/29	7,225	7,250
	Republic Services Inc.	2.300%	3/1/30	18,827	16,146
	Republic Services Inc.	1.450%	2/15/31	21,349	16,832
	Republic Services Inc.	1.750%	2/15/32	9,796	7,742
	Republic Services Inc.	5.000%	4/1/34	15,000	15,023
	Rockwell Automation Inc.	3.500%	3/1/29	14,218	13,594
	Rockwell Automation Inc.	1.750%	8/15/31	7,990	6,483
	Southwest Airlines Co.	3.000%	11/15/26	9,695	9,027
	Southwest Airlines Co.	2.625%	2/10/30	15,948	13,431
[1]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,841	1,707
	Teledyne Technologies Inc.	2.750%	4/1/31	32,919	27,834
	Textron Inc.	3.900%	9/17/29	14,417	13,450
	Textron Inc.	3.000%	6/1/30	10,258	9,035
	Textron Inc.	2.450%	3/15/31	12,403	10,359
	Timken Co.	4.500%	12/15/28	9,323	8,981
	Timken Co.	4.125%	4/1/32	9,705	8,791
	Trane Technologies Financing Ltd.	5.250%	3/3/33	17,000	17,293
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	13,482	12,909
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	10,875	10,238
	Trimble Inc.	4.900%	6/15/28	8,398	8,289
	Trimble Inc.	6.100%	3/15/33	23,895	24,183
[2]	Triton Container International Ltd.	3.150%	6/15/31	10,195	7,900
	Triton Container International Ltd.	3.250%	3/15/32	8,654	6,616
	Tyco Electronics Group SA	2.500%	2/4/32	7,895	6,683
	Union Pacific Corp.	3.950%	9/10/28	21,615	21,107
	Union Pacific Corp.	6.625%	2/1/29	5,566	6,156
	Union Pacific Corp.	3.700%	3/1/29	14,991	14,450
	Union Pacific Corp.	2.400%	2/5/30	21,817	19,116
	Union Pacific Corp.	2.375%	5/20/31	17,452	14,866
	Union Pacific Corp.	2.800%	2/14/32	30,159	26,120
	Union Pacific Corp.	4.500%	1/20/33	18,541	18,269
	Union Pacific Corp.	2.891%	4/6/36	3,575	2,876
[1]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	3,080	2,684
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	17,029	16,758
[1]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	5,777	5,212
[1]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	9,412	8,470
[1]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	7,517	6,627
[1]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	3,616	3,244
[1]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	7,268	6,659
[1]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	9,861	8,335
	United Parcel Service Inc.	3.050%	11/15/27	5,000	4,743
	United Parcel Service Inc.	3.400%	3/15/29	17,239	16,403
	United Parcel Service Inc.	2.500%	9/1/29	10,784	9,646
	United Parcel Service Inc.	4.450%	4/1/30	23,460	23,435
	United Parcel Service Inc.	4.875%	3/3/33	22,741	23,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	432	427
	Vontier Corp.	2.950%	4/1/31	17,298	13,640
	Waste Connections Inc.	4.250%	12/1/28	12,031	11,704
	Waste Connections Inc.	3.500%	5/1/29	10,408	9,645
	Waste Connections Inc.	2.600%	2/1/30	13,450	11,695
	Waste Connections Inc.	2.200%	1/15/32	17,955	14,527
	Waste Connections Inc.	3.200%	6/1/32	12,815	11,167
	Waste Connections Inc.	4.200%	1/15/33	17,621	16,594
	Waste Management Inc.	2.000%	6/1/29	9,569	8,247
	Waste Management Inc.	4.625%	2/15/30	11,785	11,744
	Waste Management Inc.	1.500%	3/15/31	24,730	19,663
	Waste Management Inc.	4.150%	4/15/32	26,383	25,337
	Waste Management Inc.	4.625%	2/15/33	11,322	11,192
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	29,137	28,366
	Xylem Inc.	2.250%	1/30/31	11,651	9,720
					2,601,451
Materials (3.0%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	21,485	18,385
	Air Products and Chemicals Inc.	4.800%	3/3/33	15,280	15,550
	Albemarle Corp.	5.050%	6/1/32	15,706	15,182
	Amcor Finance USA Inc.	4.500%	5/15/28	8,770	8,459
[1]	Amcor Flexibles North America Inc.	3.100%	9/15/26	6,123	5,623
	Amcor Flexibles North America Inc.	2.630%	6/19/30	19,217	16,026
	Amcor Flexibles North America Inc.	2.690%	5/25/31	12,768	10,450
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	13,620	12,012
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	16,471	14,095
	AptarGroup Inc.	3.600%	3/15/32	5,945	5,063
	ArcelorMittal SA	4.250%	7/16/29	13,968	13,325
	ArcelorMittal SA	6.800%	11/29/32	22,050	22,762
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	21,646	21,731
	Cabot Corp.	4.000%	7/1/29	6,360	5,905
	Cabot Corp.	5.000%	6/30/32	11,143	10,640
	Carlisle Cos. Inc.	3.750%	12/1/27	5,000	4,773
	Carlisle Cos. Inc.	2.750%	3/1/30	15,165	12,872
	Carlisle Cos. Inc.	2.200%	3/1/32	13,610	10,631
	Celanese US Holdings LLC	6.330%	7/15/29	17,898	18,018
	Celanese US Holdings LLC	6.379%	7/15/32	24,194	24,498
	Dow Chemical Co.	4.800%	11/30/28	10,139	10,086
	Dow Chemical Co.	7.375%	11/1/29	20,970	23,351
	Dow Chemical Co.	2.100%	11/15/30	9,464	7,852
	Dow Chemical Co.	6.300%	3/15/33	13,589	14,610
	DuPont de Nemours Inc.	4.725%	11/15/28	45,234	44,971
	Eagle Materials Inc.	2.500%	7/1/31	18,683	15,225
	Eastman Chemical Co.	4.500%	12/1/28	2,200	2,129
	Eastman Chemical Co.	5.750%	3/8/33	14,745	14,701
	Ecolab Inc.	4.800%	3/24/30	17,903	18,063
	Ecolab Inc.	1.300%	1/30/31	13,498	10,635
	Ecolab Inc.	2.125%	2/1/32	18,424	15,207
	EIDP Inc.	2.300%	7/15/30	11,028	9,321
	EIDP Inc.	4.800%	5/15/33	8,014	7,934
	FMC Corp.	3.450%	10/1/29	6,556	5,809
	FMC Corp.	5.650%	5/18/33	10,730	10,535
	Freeport-McMoRan Inc.	4.375%	8/1/28	16,365	15,395
	Freeport-McMoRan Inc.	5.250%	9/1/29	16,579	16,250
	Freeport-McMoRan Inc.	4.250%	3/1/30	14,393	13,190
	Freeport-McMoRan Inc.	4.625%	8/1/30	5,620	5,280
	Georgia-Pacific LLC	7.750%	11/15/29	17,304	19,974

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Georgia-Pacific LLC	2.300%	4/30/30	3,567	3,044
	Georgia-Pacific LLC	8.875%	5/15/31	2,792	3,478
	Huntsman International LLC	4.500%	5/1/29	20,109	18,317
	Huntsman International LLC	2.950%	6/15/31	6,864	5,483
	International Flavors & Fragrances Inc.	4.450%	9/26/28	5,897	5,577
	Linde Inc.	1.100%	8/10/30	12,375	9,796
	LYB International Finance III LLC	2.250%	10/1/30	12,444	10,158
	Martin Marietta Materials Inc.	3.500%	12/15/27	17,000	16,116
[1]	Martin Marietta Materials Inc.	2.500%	3/15/30	8,620	7,276
	Martin Marietta Materials Inc.	2.400%	7/15/31	10,821	8,847
	NewMarket Corp.	2.700%	3/18/31	8,875	7,306
	Newmont Corp.	2.800%	10/1/29	7,562	6,591
	Newmont Corp.	2.250%	10/1/30	31,713	26,302
	Newmont Corp.	2.600%	7/15/32	26,519	21,754
	Nucor Corp.	2.700%	6/1/30	15,372	13,391
	Nucor Corp.	3.125%	4/1/32	12,524	10,890
	Nutrien Ltd.	4.200%	4/1/29	23,040	21,937
	Nutrien Ltd.	2.950%	5/13/30	2,030	1,776
	Packaging Corp. of America	3.000%	12/15/29	11,886	10,512
	PPG Industries Inc.	2.800%	8/15/29	10,042	8,927
	PPG Industries Inc.	2.550%	6/15/30	14,759	12,640
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	12,449	10,187
	Rio Tinto Alcan Inc.	7.250%	3/15/31	11,762	13,552
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	18,681	20,798
	Rio Tinto Finance USA plc	5.000%	3/9/33	16,125	16,316
	Rohm & Haas Co.	7.850%	7/15/29	21,686	24,581
	RPM International Inc.	4.550%	3/1/29	17,412	16,467
	RPM International Inc.	2.950%	1/15/32	6,138	4,917
	Sherwin-Williams Co.	2.950%	8/15/29	23,677	20,981
	Sherwin-Williams Co.	2.300%	5/15/30	14,710	12,380
	Sherwin-Williams Co.	2.200%	3/15/32	8,588	6,887
	Sonoco Products Co.	3.125%	5/1/30	16,979	14,801
	Sonoco Products Co.	2.850%	2/1/32	15,002	12,512
	Steel Dynamics Inc.	3.450%	4/15/30	12,583	11,198
	Steel Dynamics Inc.	3.250%	1/15/31	19,630	17,052
	Suzano Austria GmbH	2.500%	9/15/28	10,027	8,525
	Suzano Austria GmbH	6.000%	1/15/29	41,469	41,028
	Suzano Austria GmbH	5.000%	1/15/30	29,168	27,202
	Suzano Austria GmbH	3.750%	1/15/31	25,376	21,534
[1]	Suzano Austria GmbH	3.125%	1/15/32	26,638	21,128
	Teck Resources Ltd.	3.900%	7/15/30	13,472	12,356
	Vale Overseas Ltd.	3.750%	7/8/30	36,608	32,382
	Vulcan Materials Co.	3.500%	6/1/30	13,489	12,188
	Westlake Corp.	3.375%	6/15/30	7,807	6,836
	WestRock MWV LLC	8.200%	1/15/30	5,799	6,699
	WestRock MWV LLC	7.950%	2/15/31	6,247	7,149
	WRKCo Inc.	3.900%	6/1/28	19,128	18,090
	WRKCo Inc.	4.900%	3/15/29	29,045	28,330
	WRKCo Inc.	4.200%	6/1/32	3,976	3,612
	WRKCo Inc.	3.000%	6/15/33	3,425	2,777
					1,229,101
Real Estate (6.0%)
	Agree LP	2.000%	6/15/28	4,733	3,987
	Agree LP	2.900%	10/1/30	5,631	4,711
	Agree LP	4.800%	10/1/32	13,148	12,295
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1	1
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	9,110	8,669
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	17,906	15,270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	14,378	13,709
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	14,774	14,306
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	7,000	6,047
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	22,639	17,197
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	17,097	12,567
	American Assets Trust LP	3.375%	2/1/31	14,221	11,146
	American Homes 4 Rent LP	4.900%	2/15/29	12,502	12,014
	American Homes 4 Rent LP	2.375%	7/15/31	17,699	14,034
	American Homes 4 Rent LP	3.625%	4/15/32	21,181	18,312
	American Tower Corp.	5.250%	7/15/28	12,870	12,861
	American Tower Corp.	3.950%	3/15/29	22,349	20,835
	American Tower Corp.	3.800%	8/15/29	37,856	34,903
	American Tower Corp.	2.900%	1/15/30	21,660	18,797
	American Tower Corp.	2.100%	6/15/30	18,689	15,190
	American Tower Corp.	1.875%	10/15/30	16,546	13,110
	American Tower Corp.	2.700%	4/15/31	16,194	13,477
	American Tower Corp.	2.300%	9/15/31	4,114	3,284
	American Tower Corp.	4.050%	3/15/32	17,335	15,757
	American Tower Corp.	5.650%	3/15/33	20,795	21,138
	AvalonBay Communities Inc.	1.900%	12/1/28	17,723	15,149
[1]	AvalonBay Communities Inc.	3.300%	6/1/29	4,817	4,384
[1]	AvalonBay Communities Inc.	2.300%	3/1/30	10,753	9,085
[1]	AvalonBay Communities Inc.	2.450%	1/15/31	9,943	8,368
	AvalonBay Communities Inc.	2.050%	1/15/32	6,472	5,216
	AvalonBay Communities Inc.	5.000%	2/15/33	8,223	8,254
	Boston Properties LP	4.500%	12/1/28	15,957	14,294
	Boston Properties LP	3.400%	6/21/29	23,183	19,207
	Boston Properties LP	2.900%	3/15/30	19,189	15,243
	Boston Properties LP	3.250%	1/30/31	46,160	36,941
	Boston Properties LP	2.550%	4/1/32	18,050	13,272
	Brandywine Operating Partnership LP	4.550%	10/1/29	8,595	5,850
	Brixmor Operating Partnership LP	2.250%	4/1/28	5,630	4,763
	Brixmor Operating Partnership LP	4.125%	5/15/29	17,231	15,599
	Brixmor Operating Partnership LP	4.050%	7/1/30	11,452	10,337
	Brixmor Operating Partnership LP	2.500%	8/16/31	15,400	12,015
	Broadstone Net Lease LLC	2.600%	9/15/31	10,050	7,287
	Camden Property Trust	4.100%	10/15/28	11,338	10,876
	Camden Property Trust	3.150%	7/1/29	7,689	6,846
	Camden Property Trust	2.800%	5/15/30	17,653	15,283
	CBRE Services Inc.	2.500%	4/1/31	12,715	10,281
	Corporate Office Properties LP	2.000%	1/15/29	7,257	5,559
	Corporate Office Properties LP	2.750%	4/15/31	18,139	13,510
	Crown Castle Inc.	4.800%	9/1/28	17,650	17,363
	Crown Castle Inc.	4.300%	2/15/29	6,526	6,228
	Crown Castle Inc.	3.100%	11/15/29	7,138	6,309
	Crown Castle Inc.	3.300%	7/1/30	22,807	20,145
	Crown Castle Inc.	2.250%	1/15/31	18,957	15,514
	Crown Castle Inc.	2.100%	4/1/31	25,989	20,921
	Crown Castle Inc.	2.500%	7/15/31	17,069	14,094
	Crown Castle Inc.	5.100%	5/1/33	4,456	4,388
	CubeSmart LP	2.250%	12/15/28	23,818	20,376
	CubeSmart LP	4.375%	2/15/29	10,930	10,395
	CubeSmart LP	3.000%	2/15/30	6,180	5,318
	CubeSmart LP	2.000%	2/15/31	16,480	12,939
	CubeSmart LP	2.500%	2/15/32	4,713	3,751
	Digital Realty Trust LP	4.450%	7/15/28	8,421	7,834
	Digital Realty Trust LP	3.600%	7/1/29	28,153	24,507
	EPR Properties	3.750%	8/15/29	14,565	11,547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EPR Properties	3.600%	11/15/31	9,292	7,103
	Equinix Inc.	3.200%	11/18/29	25,904	22,750
	Equinix Inc.	2.150%	7/15/30	24,670	19,970
	Equinix Inc.	2.500%	5/15/31	25,262	20,576
	Equinix Inc.	3.900%	4/15/32	28,641	25,704
	ERP Operating LP	4.150%	12/1/28	10,292	9,927
	ERP Operating LP	3.000%	7/1/29	13,425	11,975
	ERP Operating LP	2.500%	2/15/30	14,272	12,219
	ERP Operating LP	1.850%	8/1/31	16,448	12,980
	Essential Properties LP	2.950%	7/15/31	10,324	7,553
	Essex Portfolio LP	4.000%	3/1/29	14,179	13,275
	Essex Portfolio LP	3.000%	1/15/30	16,791	14,451
	Essex Portfolio LP	1.650%	1/15/31	10,101	7,735
	Essex Portfolio LP	2.550%	6/15/31	3,305	2,694
	Essex Portfolio LP	2.650%	3/15/32	16,599	13,371
	Extra Space Storage LP	3.900%	4/1/29	7,182	6,629
	Extra Space Storage LP	2.550%	6/1/31	16,375	13,294
	Extra Space Storage LP	2.350%	3/15/32	14,904	11,682
	Federal Realty Investment Trust	3.200%	6/15/29	8,482	7,464
	Federal Realty Investment Trust	3.500%	6/1/30	10,013	8,756
	GLP Capital LP	5.750%	6/1/28	18,153	17,548
	GLP Capital LP	5.300%	1/15/29	17,223	16,463
	GLP Capital LP	4.000%	1/15/30	21,298	18,576
	GLP Capital LP	4.000%	1/15/31	14,114	12,129
	GLP Capital LP	3.250%	1/15/32	16,064	13,016
	Healthcare Realty Holdings LP	3.100%	2/15/30	15,583	13,365
	Healthcare Realty Holdings LP	2.000%	3/15/31	18,818	14,449
	Healthpeak OP LLC	2.125%	12/1/28	10,717	9,082
	Healthpeak OP LLC	3.500%	7/15/29	15,070	13,697
	Healthpeak OP LLC	3.000%	1/15/30	26,852	23,423
	Healthpeak OP LLC	2.875%	1/15/31	14,729	12,515
	Healthpeak OP LLC	5.250%	12/15/32	12,459	12,161
	Highwoods Realty LP	4.200%	4/15/29	3,609	3,033
	Highwoods Realty LP	3.050%	2/15/30	17,032	13,145
	Highwoods Realty LP	2.600%	2/1/31	6,761	4,893
[1]	Host Hotels & Resorts LP	3.375%	12/15/29	3,222	2,740
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	19,427	16,446
[1]	Host Hotels & Resorts LP	2.900%	12/15/31	15,153	11,893
	Hudson Pacific Properties LP	4.650%	4/1/29	13,795	9,852
	Hudson Pacific Properties LP	3.250%	1/15/30	7,967	5,105
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	19,762	16,631
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	6,254	4,764
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	18,351	16,487
	Kilroy Realty LP	4.750%	12/15/28	11,492	10,095
	Kilroy Realty LP	4.250%	8/15/29	274	233
	Kilroy Realty LP	3.050%	2/15/30	14,901	11,361
	Kilroy Realty LP	2.500%	11/15/32	4,083	2,707
	Kimco Realty OP LLC	2.700%	10/1/30	3,452	2,852
	Kimco Realty OP LLC	2.250%	12/1/31	6,799	5,257
	Kimco Realty OP LLC	3.200%	4/1/32	23,627	19,666
	Kimco Realty OP LLC	4.600%	2/1/33	17,729	16,418
	Kite Realty Group Trust	4.750%	9/15/30	9,013	8,143
	Life Storage LP	4.000%	6/15/29	12,680	11,727
	Life Storage LP	2.200%	10/15/30	5,758	4,638
	Life Storage LP	2.400%	10/15/31	14,777	11,762
	LXP Industrial Trust	2.700%	9/15/30	10,416	8,366
	LXP Industrial Trust	2.375%	10/1/31	9,709	7,360
	Mid-America Apartments LP	4.200%	6/15/28	2,179	2,104

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mid-America Apartments LP	3.950%	3/15/29	19,422	18,595
Mid-America Apartments LP	2.750%	3/15/30	5,723	4,986
Mid-America Apartments LP	1.700%	2/15/31	8,449	6,700
National Health Investors Inc.	3.000%	2/1/31	13,338	9,718
NNN REIT Inc.	4.300%	10/15/28	9,310	8,715
NNN REIT Inc.	2.500%	4/15/30	5,458	4,549
Omega Healthcare Investors Inc.	3.625%	10/1/29	19,072	15,655
Omega Healthcare Investors Inc.	3.375%	2/1/31	9,921	7,833
Omega Healthcare Investors Inc.	3.250%	4/15/33	15,675	11,606
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	5,518	4,143
Physicians Realty LP	2.625%	11/1/31	8,402	6,558
Piedmont Operating Partnership LP	3.150%	8/15/30	8,139	6,000
Piedmont Operating Partnership LP	2.750%	4/1/32	7,431	5,043
Prologis LP	3.875%	9/15/28	9,116	8,729
Prologis LP	4.000%	9/15/28	17,085	16,572
Prologis LP	2.875%	11/15/29	15,395	13,640
Prologis LP	2.250%	4/15/30	24,547	20,858
Prologis LP	1.750%	7/1/30	9,546	7,677
Prologis LP	1.250%	10/15/30	11,670	9,075
Prologis LP	1.750%	2/1/31	8,540	6,799
Prologis LP	1.625%	3/15/31	9,309	7,485
Prologis LP	2.250%	1/15/32	13,749	11,178
Prologis LP	4.625%	1/15/33	16,555	16,209
Prologis LP	4.750%	6/15/33	3,850	3,764
Public Storage	1.950%	11/9/28	11,273	9,804
Public Storage	3.385%	5/1/29	19,175	17,855
Public Storage	2.300%	5/1/31	8,076	6,762
Public Storage	2.250%	11/9/31	33,655	27,668
Rayonier LP	2.750%	5/17/31	5,390	4,410
Realty Income Corp.	3.650%	1/15/28	1,395	1,314
Realty Income Corp.	2.200%	6/15/28	14,169	12,395
Realty Income Corp.	3.250%	6/15/29	4,299	3,898
Realty Income Corp.	3.100%	12/15/29	6,705	5,977
Realty Income Corp.	4.850%	3/15/30	12,864	12,601
Realty Income Corp.	3.250%	1/15/31	18,607	16,274
Realty Income Corp.	5.625%	10/13/32	34,435	35,105
Realty Income Corp.	2.850%	12/15/32	18,977	15,585
Regency Centers LP	2.950%	9/15/29	10,869	9,472
Regency Centers LP	3.700%	6/15/30	10,435	9,389
Rexford Industrial Realty LP	2.125%	12/1/30	8,002	6,380
Rexford Industrial Realty LP	2.150%	9/1/31	13,410	10,462
Sabra Health Care LP	3.900%	10/15/29	17,198	14,158
Sabra Health Care LP	3.200%	12/1/31	18,544	13,689
Safehold GL Holdings LLC	2.800%	6/15/31	11,575	9,046
Safehold GL Holdings LLC	2.850%	1/15/32	5,463	4,207
Simon Property Group LP	3.375%	6/15/27	5,672	5,331
Simon Property Group LP	2.450%	9/13/29	16,991	14,503
Simon Property Group LP	2.650%	7/15/30	22,450	19,117
Simon Property Group LP	2.200%	2/1/31	18,192	14,787
Simon Property Group LP	2.250%	1/15/32	19,550	15,341
Simon Property Group LP	2.650%	2/1/32	9,327	7,586
Simon Property Group LP	5.500%	3/8/33	7,123	7,101
Spirit Realty LP	3.200%	1/15/27	9	8
Spirit Realty LP	4.000%	7/15/29	17,137	15,315
Spirit Realty LP	3.400%	1/15/30	11,931	10,141
Spirit Realty LP	3.200%	2/15/31	5,675	4,657
Spirit Realty LP	2.700%	2/15/32	6,894	5,305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	STORE Capital Corp.	4.500%	3/15/28	2,926	2,526
	STORE Capital Corp.	4.625%	3/15/29	8,695	7,485
	STORE Capital Corp.	2.750%	11/18/30	8,939	6,496
	STORE Capital Corp.	2.700%	12/1/31	10,630	7,309
	Sun Communities Operating LP	2.300%	11/1/28	12,455	10,563
	Sun Communities Operating LP	2.700%	7/15/31	29,386	23,140
	Sun Communities Operating LP	4.200%	4/15/32	12,175	10,639
	Sun Communities Operating LP	5.700%	1/15/33	11,075	10,786
	Tanger Properties LP	2.750%	9/1/31	10,121	7,254
[1]	UDR Inc.	4.400%	1/26/29	14,462	13,779
[1]	UDR Inc.	3.200%	1/15/30	14,651	12,893
	UDR Inc.	3.000%	8/15/31	10,133	8,603
[1]	UDR Inc.	2.100%	8/1/32	7,867	6,034
[1]	UDR Inc.	1.900%	3/15/33	5,590	4,119
	Ventas Realty LP	4.400%	1/15/29	27,213	25,638
	Ventas Realty LP	3.000%	1/15/30	19,215	16,493
	Ventas Realty LP	4.750%	11/15/30	7,324	6,957
	Ventas Realty LP	2.500%	9/1/31	7,906	6,262
	VICI Properties LP	4.950%	2/15/30	23,430	21,877
	VICI Properties LP	5.125%	5/15/32	31,997	29,851
	Vornado Realty LP	3.400%	6/1/31	8,536	5,872
	Welltower OP LLC	4.125%	3/15/29	19,141	17,814
	Welltower OP LLC	3.100%	1/15/30	17,782	15,433
	Welltower OP LLC	2.750%	1/15/31	16,023	13,194
	Welltower OP LLC	2.800%	6/1/31	17,917	14,804
	Welltower OP LLC	2.750%	1/15/32	14,861	12,018
	Welltower OP LLC	3.850%	6/15/32	10,791	9,483
	Weyerhaeuser Co.	4.000%	11/15/29	23,142	21,533
	Weyerhaeuser Co.	4.000%	4/15/30	26,376	24,392
	Weyerhaeuser Co.	7.375%	3/15/32	10,145	11,379
	Weyerhaeuser Co.	3.375%	3/9/33	10,275	8,857
	WP Carey Inc.	3.850%	7/15/29	8,577	7,780
	WP Carey Inc.	2.400%	2/1/31	12,391	9,931
	WP Carey Inc.	2.450%	2/1/32	8,605	6,748
	WP Carey Inc.	2.250%	4/1/33	2,770	2,073
					2,474,820
Technology (8.6%)
	Adobe Inc.	2.300%	2/1/30	31,673	27,903
	Advanced Micro Devices Inc.	3.924%	6/1/32	24,508	23,360
	Amdocs Ltd.	2.538%	6/15/30	15,830	13,165
	Analog Devices Inc.	1.700%	10/1/28	24,035	20,888
	Analog Devices Inc.	2.100%	10/1/31	15,048	12,510
	Apple Inc.	1.400%	8/5/28	52,822	46,231
	Apple Inc.	3.250%	8/8/29	33,382	31,708
	Apple Inc.	2.200%	9/11/29	38,049	33,947
	Apple Inc.	4.150%	5/10/30	12,062	12,052
	Apple Inc.	1.650%	5/11/30	36,405	30,989
	Apple Inc.	1.250%	8/20/30	29,939	24,543
	Apple Inc.	1.650%	2/8/31	68,166	56,858
	Apple Inc.	1.700%	8/5/31	28,685	23,836
	Apple Inc.	3.350%	8/8/32	38,934	36,605
	Apple Inc.	4.300%	5/10/33	24,123	24,189
	Applied Materials Inc.	1.750%	6/1/30	2,319	1,936
	Autodesk Inc.	2.850%	1/15/30	6,408	5,665
	Autodesk Inc.	2.400%	12/15/31	24,355	20,011
	Automatic Data Processing Inc.	1.250%	9/1/30	21,300	17,354
	Avnet Inc.	3.000%	5/15/31	8,871	7,072
	Avnet Inc.	5.500%	6/1/32	7,328	6,927

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Inc.	4.110%	9/15/28	27,342	25,981
[2]	Broadcom Inc.	4.000%	4/15/29	14,824	13,778
	Broadcom Inc.	4.750%	4/15/29	43,336	42,270
	Broadcom Inc.	5.000%	4/15/30	26,007	25,563
	Broadcom Inc.	4.150%	11/15/30	48,424	44,540
[2]	Broadcom Inc.	2.450%	2/15/31	68,379	55,219
[2]	Broadcom Inc.	4.150%	4/15/32	17,542	15,781
	Broadcom Inc.	4.300%	11/15/32	52,011	47,285
[2]	Broadcom Inc.	2.600%	2/15/33	29,698	23,076
[2]	Broadcom Inc.	3.419%	4/15/33	56,795	47,132
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	9,696	8,371
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	32,752	26,813
	CDW LLC	3.250%	2/15/29	22,693	19,395
	CDW LLC	3.569%	12/1/31	23,926	19,977
[2]	CGI Inc.	2.300%	9/14/31	1	—
	CGI Inc.	2.300%	9/14/31	3,263	2,569
	Cintas Corp. No. 2	4.000%	5/1/32	15,810	15,067
	Dell Inc.	7.100%	4/15/28	1,930	2,078
	Dell International LLC	5.300%	10/1/29	48,857	48,621
	Dell International LLC	6.200%	7/15/30	18,400	19,151
	Dell International LLC	5.750%	2/1/33	22,461	22,485
	DXC Technology Co.	2.375%	9/15/28	14,381	12,050
	Equifax Inc.	3.100%	5/15/30	20,368	17,583
	Equifax Inc.	2.350%	9/15/31	27,625	22,071
	Fidelity National Information Services Inc.	3.750%	5/21/29	13,102	12,151
	Fidelity National Information Services Inc.	2.250%	3/1/31	41,265	33,060
	Fidelity National Information Services Inc.	5.100%	7/15/32	13,125	12,803
	Fiserv Inc.	4.200%	10/1/28	28,622	27,623
	Fiserv Inc.	3.500%	7/1/29	76,569	70,177
	Fiserv Inc.	2.650%	6/1/30	21,290	18,274
	Fiserv Inc.	5.600%	3/2/33	17,999	18,440
	Flex Ltd.	4.875%	6/15/29	19,774	19,094
	Flex Ltd.	4.875%	5/12/30	17,415	16,776
	Fortinet Inc.	2.200%	3/15/31	12,313	10,077
	GXO Logistics Inc.	2.650%	7/15/31	6,138	4,755
	HP Inc.	4.000%	4/15/29	27,241	25,568
	HP Inc.	3.400%	6/17/30	23,313	20,407
	HP Inc.	2.650%	6/17/31	25,008	20,203
	HP Inc.	4.200%	4/15/32	37,165	33,239
	HP Inc.	5.500%	1/15/33	18,556	18,244
	Hubbell Inc.	3.500%	2/15/28	2,049	1,919
	Hubbell Inc.	2.300%	3/15/31	2,453	2,026
	Intel Corp.	1.600%	8/12/28	20,122	17,445
	Intel Corp.	4.000%	8/5/29	25,043	23,914
	Intel Corp.	2.450%	11/15/29	40,489	35,130
	Intel Corp.	5.125%	2/10/30	38,059	38,519
	Intel Corp.	3.900%	3/25/30	26,532	25,099
	Intel Corp.	2.000%	8/12/31	47,130	38,325
	Intel Corp.	4.150%	8/5/32	48,902	46,423
	Intel Corp.	5.200%	2/10/33	62,420	62,778
	International Business Machines Corp.	3.500%	5/15/29	76,942	71,857
	International Business Machines Corp.	1.950%	5/15/30	33,622	27,978
	International Business Machines Corp.	2.720%	2/9/32	3,287	2,804
	International Business Machines Corp.	4.400%	7/27/32	18,905	18,219
	International Business Machines Corp.	4.750%	2/6/33	25,374	24,912
	Intuit Inc.	1.650%	7/15/30	12,857	10,414
	Jabil Inc.	5.450%	2/1/29	7,505	7,406
	Jabil Inc.	3.600%	1/15/30	13,100	11,687

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jabil Inc.	3.000%	1/15/31	16,197	13,547
	Juniper Networks Inc.	3.750%	8/15/29	6,048	5,522
	Juniper Networks Inc.	2.000%	12/10/30	14,542	11,379
	KLA Corp.	4.100%	3/15/29	15,296	14,880
	KLA Corp.	4.650%	7/15/32	23,714	23,676
	Kyndryl Holdings Inc.	2.700%	10/15/28	11,255	9,254
	Kyndryl Holdings Inc.	3.150%	10/15/31	17,809	13,075
	Lam Research Corp.	4.000%	3/15/29	22,016	21,405
	Lam Research Corp.	1.900%	6/15/30	25,772	21,567
	Leidos Inc.	4.375%	5/15/30	18,377	16,768
	Leidos Inc.	2.300%	2/15/31	22,487	17,580
	Leidos Inc.	5.750%	3/15/33	18,730	18,574
[1]	Marvell Technology Inc.	4.875%	6/22/28	7,529	7,364
	Marvell Technology Inc.	2.950%	4/15/31	23,022	19,262
	Micron Technology Inc.	5.327%	2/6/29	12,752	12,564
	Micron Technology Inc.	6.750%	11/1/29	31,239	32,598
	Micron Technology Inc.	4.663%	2/15/30	20,013	18,875
	Micron Technology Inc.	2.703%	4/15/32	11,915	9,408
	Micron Technology Inc.	5.875%	2/9/33	27,423	27,311
	Moody's Corp.	4.250%	2/1/29	4,443	4,333
	Moody's Corp.	2.000%	8/19/31	11,074	8,962
	Moody's Corp.	4.250%	8/8/32	15,594	14,951
	Motorola Solutions Inc.	4.600%	5/23/29	18,559	18,151
	Motorola Solutions Inc.	2.300%	11/15/30	13,073	10,573
	Motorola Solutions Inc.	2.750%	5/24/31	17,311	14,238
	Motorola Solutions Inc.	5.600%	6/1/32	18,831	18,858
	NetApp Inc.	2.700%	6/22/30	17,591	14,901
	NVIDIA Corp.	1.550%	6/15/28	30,719	27,039
	NVIDIA Corp.	2.850%	4/1/30	26,112	23,796
	NVIDIA Corp.	2.000%	6/15/31	22,366	18,799
	NXP BV	5.550%	12/1/28	14,580	14,697
	NXP BV	4.300%	6/18/29	35,685	33,604
	NXP BV	3.400%	5/1/30	16,217	14,418
	NXP BV	2.500%	5/11/31	38,815	31,662
	NXP BV	2.650%	2/15/32	8,805	7,115
	NXP BV	5.000%	1/15/33	24,595	23,704
	Oracle Corp.	6.150%	11/9/29	32,874	34,639
	Oracle Corp.	2.950%	4/1/30	74,024	64,764
	Oracle Corp.	4.650%	5/6/30	21,435	20,717
	Oracle Corp.	3.250%	5/15/30	12,073	10,753
	Oracle Corp.	2.875%	3/25/31	82,365	70,038
	Oracle Corp.	6.250%	11/9/32	51,745	54,715
	Oracle Corp.	4.900%	2/6/33	42,760	41,312
	Qorvo Inc.	4.375%	10/15/29	20,895	18,741
	QUALCOMM Inc.	2.150%	5/20/30	26,329	22,529
	QUALCOMM Inc.	1.650%	5/20/32	16,760	13,124
	QUALCOMM Inc.	4.250%	5/20/32	14,838	14,438
	QUALCOMM Inc.	5.400%	5/20/33	7,200	7,532
	Quanta Services Inc.	2.900%	10/1/30	26,228	22,255
	Quanta Services Inc.	2.350%	1/15/32	4,959	3,932
	RELX Capital Inc.	4.000%	3/18/29	26,819	25,759
	RELX Capital Inc.	3.000%	5/22/30	18,215	16,155
	RELX Capital Inc.	4.750%	5/20/32	11,555	11,344
	Roper Technologies Inc.	4.200%	9/15/28	6,360	6,146
	Roper Technologies Inc.	2.950%	9/15/29	8,617	7,679
	Roper Technologies Inc.	2.000%	6/30/30	11,372	9,323
	Roper Technologies Inc.	1.750%	2/15/31	36,090	28,562
	S&P Global Inc.	4.750%	8/1/28	24,764	24,955

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	S&P Global Inc.	2.700%	3/1/29	32,754	29,602
	S&P Global Inc.	4.250%	5/1/29	33,186	32,478
	S&P Global Inc.	2.500%	12/1/29	6,678	5,881
	S&P Global Inc.	1.250%	8/15/30	10,662	8,461
	S&P Global Inc.	2.900%	3/1/32	32,517	28,291
	Salesforce Inc.	1.500%	7/15/28	23,687	20,695
	Salesforce Inc.	1.950%	7/15/31	39,631	32,856
	ServiceNow Inc.	1.400%	9/1/30	34,097	27,131
	Skyworks Solutions Inc.	3.000%	6/1/31	11,316	8,933
	TD SYNNEX Corp.	2.375%	8/9/28	15,065	12,321
	TD SYNNEX Corp.	2.650%	8/9/31	13,907	10,726
	Teledyne FLIR LLC	2.500%	8/1/30	17,286	14,466
	Texas Instruments Inc.	2.250%	9/4/29	13,296	11,753
	Texas Instruments Inc.	1.750%	5/4/30	23,020	19,305
	Texas Instruments Inc.	1.900%	9/15/31	13,276	10,939
	Texas Instruments Inc.	3.650%	8/16/32	5,550	5,184
	Texas Instruments Inc.	4.900%	3/14/33	21,050	21,580
	TSMC Arizona Corp.	4.125%	4/22/29	12,301	11,977
	TSMC Arizona Corp.	2.500%	10/25/31	34,758	29,308
	TSMC Arizona Corp.	4.250%	4/22/32	16,919	16,459
	Verisk Analytics Inc.	4.125%	3/15/29	19,079	18,282
	Verisk Analytics Inc.	5.750%	4/1/33	12,300	12,758
	VMware Inc.	1.800%	8/15/28	21,500	18,088
	VMware Inc.	4.700%	5/15/30	29,344	27,894
	VMware Inc.	2.200%	8/15/31	17,489	13,688
	Western Digital Corp.	2.850%	2/1/29	18,028	14,565
	Western Digital Corp.	3.100%	2/1/32	11,562	8,679
	Workday Inc.	3.700%	4/1/29	21,747	20,235
	Workday Inc.	3.800%	4/1/32	28,159	25,378
	Xilinx Inc.	2.375%	6/1/30	6,180	5,346
					3,549,432
Utilities (8.0%)
	AEP Texas Inc.	3.950%	6/1/28	10,934	10,400
[1]	AEP Texas Inc.	2.100%	7/1/30	14,702	12,023
	AEP Texas Inc.	4.700%	5/15/32	4,809	4,636
	AES Corp.	2.450%	1/15/31	24,870	19,923
[1]	Alabama Power Co.	1.450%	9/15/30	15,944	12,639
	Alabama Power Co.	3.050%	3/15/32	10,379	9,076
	Alabama Power Co.	3.940%	9/1/32	20,012	18,602
	Ameren Corp.	3.500%	1/15/31	19,656	17,570
	Ameren Illinois Co.	3.800%	5/15/28	5,318	5,112
	Ameren Illinois Co.	1.550%	11/15/30	11,474	9,150
	Ameren Illinois Co.	3.850%	9/1/32	13,572	12,596
[1]	American Electric Power Co. Inc.	4.300%	12/1/28	11,722	11,367
	American Electric Power Co. Inc.	2.300%	3/1/30	9,431	7,869
	American Electric Power Co. Inc.	5.950%	11/1/32	4,094	4,277
	American Electric Power Co. Inc.	5.625%	3/1/33	24,049	24,532
	American Water Capital Corp.	3.750%	9/1/28	6,230	5,947
	American Water Capital Corp.	3.450%	6/1/29	6,797	6,302
	American Water Capital Corp.	2.800%	5/1/30	17,285	15,203
	American Water Capital Corp.	2.300%	6/1/31	15,610	13,040
	American Water Capital Corp.	4.450%	6/1/32	24,833	24,124
[1]	Appalachian Power Co.	2.700%	4/1/31	14,103	11,902
[1]	Appalachian Power Co.	4.500%	8/1/32	16,768	15,814
	Arizona Public Service Co.	2.600%	8/15/29	7,698	6,639
	Arizona Public Service Co.	6.350%	12/15/32	12,712	13,669
	Atlantic City Electric Co.	4.000%	10/15/28	4,489	4,342
	Atlantic City Electric Co.	2.300%	3/15/31	12,500	10,438

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atmos Energy Corp.	2.625%	9/15/29	15,304	13,680
	Atmos Energy Corp.	1.500%	1/15/31	15,961	12,656
	Atmos Energy Corp.	5.450%	10/15/32	6,088	6,335
	Avangrid Inc.	3.800%	6/1/29	19,081	17,697
	Baltimore Gas & Electric Co.	2.250%	6/15/31	17,386	14,525
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	13,750	13,004
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	25,670	24,195
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	13,042	10,347
	Black Hills Corp.	3.050%	10/15/29	9,353	8,127
	Black Hills Corp.	2.500%	6/15/30	7,734	6,428
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	12,232	10,337
[1]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	7,267	6,333
[1]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	14,672	14,171
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	28,845	28,967
	CenterPoint Energy Inc.	4.250%	11/1/28	2,875	2,725
	CenterPoint Energy Inc.	2.950%	3/1/30	14,454	12,585
	CenterPoint Energy Inc.	2.650%	6/1/31	11,510	9,653
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	13,862	11,162
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	17,269	17,543
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,330	1,147
[1]	CMS Energy Corp.	4.750%	6/1/50	16,384	14,392
	CMS Energy Corp.	3.750%	12/1/50	4,168	3,173
	Commonwealth Edison Co.	3.700%	8/15/28	5,219	4,986
	Commonwealth Edison Co.	2.200%	3/1/30	4,009	3,412
[1]	Commonwealth Edison Co.	3.150%	3/15/32	4,629	4,098
	Commonwealth Edison Co.	4.900%	2/1/33	4,286	4,306
[1]	Connecticut Light & Power Co.	2.050%	7/1/31	9,044	7,424
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	4,470	4,289
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	9,996	9,697
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	15,981	14,559
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	10,453	8,751
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	7,657	7,775
	Constellation Energy Generation LLC	5.800%	3/1/33	6,253	6,428
	Consumers Energy Co.	3.800%	11/15/28	2,337	2,238
	Consumers Energy Co.	3.600%	8/15/32	10,192	9,271
	Consumers Energy Co.	4.625%	5/15/33	13,480	13,285
	Dominion Energy Inc.	4.250%	6/1/28	9,943	9,610
[1]	Dominion Energy Inc.	3.375%	4/1/30	42,432	37,998
[1]	Dominion Energy Inc.	2.250%	8/15/31	12,075	9,789
[1]	Dominion Energy Inc.	4.350%	8/15/32	15,129	14,225
	Dominion Energy Inc.	5.375%	11/15/32	24,106	24,195
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	16,642	13,604
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,535	5,031
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	9,400	9,545
	DTE Electric Co.	2.250%	3/1/30	12,098	10,360
[1]	DTE Electric Co.	2.625%	3/1/31	14,932	12,801
[1]	DTE Electric Co.	3.000%	3/1/32	5,541	4,805
	DTE Electric Co.	5.200%	4/1/33	16,023	16,352
[1]	DTE Energy Co.	3.400%	6/15/29	13,337	12,110
	DTE Energy Co.	2.950%	3/1/30	15,016	13,087
	Duke Energy Carolinas LLC	3.950%	11/15/28	23,040	22,396
[1]	Duke Energy Carolinas LLC	6.000%	12/1/28	5,315	5,633
	Duke Energy Carolinas LLC	2.450%	8/15/29	9,020	7,885
	Duke Energy Carolinas LLC	2.450%	2/1/30	8,501	7,356
	Duke Energy Carolinas LLC	2.550%	4/15/31	20,901	17,948
	Duke Energy Carolinas LLC	2.850%	3/15/32	4,801	4,111
	Duke Energy Carolinas LLC	4.950%	1/15/33	22,499	22,566
	Duke Energy Corp.	3.400%	6/15/29	8,195	7,482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	2.450%	6/1/30	22,050	18,523
	Duke Energy Corp.	2.550%	6/15/31	25,716	21,282
	Duke Energy Corp.	4.500%	8/15/32	29,019	27,431
	Duke Energy Florida LLC	3.800%	7/15/28	8,527	8,228
	Duke Energy Florida LLC	2.500%	12/1/29	14,683	12,851
	Duke Energy Florida LLC	1.750%	6/15/30	24,543	20,027
	Duke Energy Florida LLC	2.400%	12/15/31	18,994	15,731
	Duke Energy Ohio Inc.	3.650%	2/1/29	17,107	16,067
	Duke Energy Ohio Inc.	2.125%	6/1/30	9,777	8,146
	Duke Energy Ohio Inc.	5.250%	4/1/33	10,493	10,636
	Duke Energy Progress LLC	3.700%	9/1/28	10,701	10,225
	Duke Energy Progress LLC	3.450%	3/15/29	18,763	17,432
	Duke Energy Progress LLC	2.000%	8/15/31	21,914	17,789
	Duke Energy Progress LLC	5.250%	3/15/33	8,000	8,166
[2]	East Ohio Gas Co.	2.000%	6/15/30	1,875	1,513
	Edison International	4.125%	3/15/28	15,861	14,915
	Edison International	6.950%	11/15/29	10,570	11,248
	Emera US Finance LP	2.639%	6/15/31	13,951	11,149
	Enel Chile SA	4.875%	6/12/28	24,185	23,560
	Entergy Arkansas LLC	5.150%	1/15/33	7,217	7,290
	Entergy Corp.	1.900%	6/15/28	15,735	13,546
	Entergy Corp.	2.800%	6/15/30	12,384	10,617
	Entergy Corp.	2.400%	6/15/31	17,773	14,467
	Entergy Louisiana LLC	1.600%	12/15/30	11,187	8,760
	Entergy Louisiana LLC	3.050%	6/1/31	10,465	9,147
	Entergy Louisiana LLC	2.350%	6/15/32	6,105	4,942
	Entergy Mississippi LLC	2.850%	6/1/28	15,627	14,249
	Entergy Mississippi LLC	5.000%	9/1/33	3,500	3,465
	Entergy Texas Inc.	4.000%	3/30/29	14,061	13,490
	Entergy Texas Inc.	1.750%	3/15/31	11,977	9,511
	Essential Utilities Inc.	3.566%	5/1/29	11,679	10,820
	Essential Utilities Inc.	2.704%	4/15/30	16,769	14,351
	Essential Utilities Inc.	2.400%	5/1/31	811	664
	Evergy Inc.	2.900%	9/15/29	7,880	6,957
[1]	Evergy Metro Inc.	2.250%	6/1/30	12,233	10,239
	Evergy Metro Inc.	4.950%	4/15/33	7,655	7,544
[1]	Eversource Energy	3.300%	1/15/28	2,429	2,262
[1]	Eversource Energy	4.250%	4/1/29	16,767	16,179
[1]	Eversource Energy	1.650%	8/15/30	14,913	11,912
	Eversource Energy	2.550%	3/15/31	14,061	11,766
	Eversource Energy	3.375%	3/1/32	20,622	18,101
	Eversource Energy	5.125%	5/15/33	13,000	12,864
	Exelon Corp.	4.050%	4/15/30	39,113	36,689
	Exelon Corp.	3.350%	3/15/32	26,073	22,747
	Exelon Corp.	5.300%	3/15/33	16,267	16,379
	Florida Power & Light Co.	4.625%	5/15/30	11,225	11,113
	Florida Power & Light Co.	2.450%	2/3/32	28,493	23,876
	Florida Power & Light Co.	4.800%	5/15/33	5,000	5,000
[1]	Georgia Power Co.	2.650%	9/15/29	4,256	3,705
	Georgia Power Co.	4.700%	5/15/32	13,580	13,225
	Georgia Power Co.	4.950%	5/17/33	22,702	22,421
	Indiana Michigan Power Co.	3.850%	5/15/28	9,337	8,969
	Interstate Power & Light Co.	4.100%	9/26/28	16,434	15,748
	Interstate Power & Light Co.	3.600%	4/1/29	7,347	6,808
	Interstate Power & Light Co.	2.300%	6/1/30	8,423	7,026
	IPALCO Enterprises Inc.	4.250%	5/1/30	12,749	11,514
[1]	Kentucky Utilities Co.	5.450%	4/15/33	3,205	3,281
[1]	Louisville Gas & Electric Co.	5.450%	4/15/33	2,908	2,969

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MidAmerican Energy Co.	3.650%	4/15/29	28,845	27,378
	MidAmerican Energy Co.	6.750%	12/30/31	7,580	8,616
	National Fuel Gas Co.	3.950%	9/15/27	4,941	4,623
	National Fuel Gas Co.	4.750%	9/1/28	5,638	5,397
	National Fuel Gas Co.	2.950%	3/1/31	12,501	10,004
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,914	3,744
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	15,964	15,070
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	14,142	12,039
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	12,328	9,450
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	8,454	6,635
[1]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	9,695	11,502
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	8,265	6,940
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	3,250	3,008
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	29,248	30,873
[1]	Nevada Power Co.	3.700%	5/1/29	18,852	17,823
[1]	Nevada Power Co.	2.400%	5/1/30	4,815	4,135
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	46,651	40,386
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	22,750	20,981
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	14,290	12,544
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	52,617	43,658
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	30,000	24,439
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	26,752	26,468
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	26,925	26,664
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	10,326	8,980
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	4,097	3,773
	NiSource Inc.	2.950%	9/1/29	10,261	9,027
	NiSource Inc.	3.600%	5/1/30	33,612	30,555
	NiSource Inc.	1.700%	2/15/31	15,027	11,779
	Northern States Power Co.	2.250%	4/1/31	5,427	4,565
	NSTAR Electric Co.	3.250%	5/15/29	9,852	9,165
	NSTAR Electric Co.	3.950%	4/1/30	13,828	13,154
[1]	Ohio Power Co.	2.600%	4/1/30	6,667	5,743
[1]	Ohio Power Co.	1.625%	1/15/31	15,956	12,645
	Ohio Power Co.	5.000%	6/1/33	8,745	8,637
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	5,055	4,828
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	6,867	6,196
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	5,151	4,626
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	8,511	8,715
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	12,644	12,150
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	9,025	9,512
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	18,679	16,567
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	3,236	3,709
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	20,494	19,605
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	24,870	24,371
	ONE Gas Inc.	2.000%	5/15/30	7,506	6,267
	ONE Gas Inc.	4.250%	9/1/32	4,469	4,266
	Pacific Gas & Electric Co.	3.300%	12/1/27	3,803	3,396
	Pacific Gas & Electric Co.	3.000%	6/15/28	12,570	10,997
	Pacific Gas & Electric Co.	3.750%	7/1/28	33,224	30,217
	Pacific Gas & Electric Co.	4.200%	3/1/29	1,513	1,381
	Pacific Gas & Electric Co.	4.550%	7/1/30	69,901	63,699
	Pacific Gas & Electric Co.	2.500%	2/1/31	42,644	33,639
	Pacific Gas & Electric Co.	3.250%	6/1/31	18,434	15,243
	Pacific Gas & Electric Co.	4.400%	3/1/32	11,509	10,063
	Pacific Gas & Electric Co.	5.900%	6/15/32	23,337	22,825
	Pacific Gas & Electric Co.	6.150%	1/15/33	23,523	23,216
	PacifiCorp	3.500%	6/15/29	17,194	16,084
	PacifiCorp	2.700%	9/15/30	10,586	9,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	11,636	10,689
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	9,481	7,802
	PPL Electric Utilities Corp.	5.000%	5/15/33	17,850	17,980
	Progress Energy Inc.	7.750%	3/1/31	18,205	20,710
	Progress Energy Inc.	7.000%	10/30/31	13,728	15,164
	Public Service Co. of Colorado	3.700%	6/15/28	5,896	5,683
[1]	Public Service Co. of Colorado	1.900%	1/15/31	6,756	5,553
	Public Service Co. of Colorado	1.875%	6/15/31	19,212	15,562
[1]	Public Service Co. of Colorado	4.100%	6/1/32	3,958	3,766
	Public Service Co. of Oklahoma	5.250%	1/15/33	13,010	13,089
[1]	Public Service Electric & Gas Co.	3.700%	5/1/28	11,155	10,709
[1]	Public Service Electric & Gas Co.	3.650%	9/1/28	7,723	7,323
[1]	Public Service Electric & Gas Co.	3.200%	5/15/29	11,147	10,245
[1]	Public Service Electric & Gas Co.	2.450%	1/15/30	5,288	4,594
[1]	Public Service Electric & Gas Co.	1.900%	8/15/31	11,240	9,119
[1]	Public Service Electric & Gas Co.	3.100%	3/15/32	3,715	3,286
[1]	Public Service Electric & Gas Co.	4.900%	12/15/32	9,529	9,637
[1]	Public Service Electric & Gas Co.	4.650%	3/15/33	12,946	12,801
	Public Service Enterprise Group Inc.	1.600%	8/15/30	14,369	11,355
	Public Service Enterprise Group Inc.	2.450%	11/15/31	18,735	15,224
	Puget Energy Inc.	2.379%	6/15/28	8,072	7,054
	Puget Energy Inc.	4.100%	6/15/30	18,132	16,692
	Puget Energy Inc.	4.224%	3/15/32	8,604	7,821
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	16,981	13,721
[1]	San Diego Gas & Electric Co.	3.000%	3/15/32	12,361	10,680
	Sempra Energy	3.400%	2/1/28	13,000	12,112
	Sempra Energy	3.700%	4/1/29	14,539	13,338
[1]	Southern California Edison Co.	4.200%	3/1/29	16,957	16,300
	Southern California Edison Co.	6.650%	4/1/29	6,244	6,517
	Southern California Edison Co.	2.850%	8/1/29	4,546	4,027
	Southern California Edison Co.	2.250%	6/1/30	18,178	15,288
[1]	Southern California Edison Co.	2.500%	6/1/31	16,509	13,857
	Southern California Edison Co.	2.750%	2/1/32	9,580	8,097
	Southern California Edison Co.	5.950%	11/1/32	24,856	26,328
[1]	Southern California Gas Co.	2.550%	2/1/30	18,913	16,410
[1]	Southern Co.	3.700%	4/30/30	13,536	12,458
	Southern Co.	5.700%	10/15/32	18,010	18,571
	Southern Co.	5.200%	6/15/33	15,500	15,342
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	17,996	14,171
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	16,987	16,958
	Southwest Gas Corp.	2.200%	6/15/30	4,324	3,528
	Southwest Gas Corp.	4.050%	3/15/32	15,026	13,541
[1]	Southwestern Electric Power Co.	4.100%	9/15/28	16,236	15,526
	Southwestern Electric Power Co.	5.300%	4/1/33	9,319	9,246
	Spire Missouri Inc.	4.800%	2/15/33	11,542	11,448
	Tampa Electric Co.	2.400%	3/15/31	11,010	9,160
	Tucson Electric Power Co.	1.500%	8/1/30	7,319	5,804
	Tucson Electric Power Co.	3.250%	5/15/32	6,336	5,567
	Union Electric Co.	3.500%	3/15/29	18,835	17,666
	Union Electric Co.	2.950%	3/15/30	10,173	9,096
	Union Electric Co.	2.150%	3/15/32	4,732	3,827
	United Utilities plc	6.875%	8/15/28	6,127	6,729
[1]	Virginia Electric & Power Co.	3.800%	4/1/28	5,492	5,260
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	19,800	17,781
	Virginia Electric & Power Co.	2.300%	11/15/31	9,706	7,943
	Virginia Electric & Power Co.	2.400%	3/30/32	15,242	12,506
	Virginia Electric & Power Co.	5.000%	4/1/33	28,720	28,454
	WEC Energy Group Inc.	2.200%	12/15/28	10,613	9,234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WEC Energy Group Inc.	1.800%	10/15/30	12,746	10,230
	Wisconsin Electric Power Co.	4.750%	9/30/32	12,753	12,572
	Wisconsin Electric Power Co.	5.625%	5/15/33	8,075	8,448
	Wisconsin Power & Light Co.	3.000%	7/1/29	5,503	4,975
	Wisconsin Power & Light Co.	1.950%	9/16/31	2,607	2,089
	Wisconsin Power & Light Co.	3.950%	9/1/32	13,023	12,074
	Wisconsin Power & Light Co.	4.950%	4/1/33	7,600	7,586
	Xcel Energy Inc.	4.000%	6/15/28	15,605	15,013
	Xcel Energy Inc.	2.600%	12/1/29	7,552	6,576
	Xcel Energy Inc.	3.400%	6/1/30	20,418	18,503
	Xcel Energy Inc.	2.350%	11/15/31	2,875	2,326
	Xcel Energy Inc.	4.600%	6/1/32	29,647	28,533
					3,323,826
Total Corporate Bonds (Cost $45,371,737)					40,796,703
				Shares
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[5]	Vanguard Market Liquidity Fund (Cost $63,352)	5.125%		633,647	63,352
Total Investments (99.0%) (Cost $45,475,188)					40,900,270
Other Assets and Liabilities—Net (1.0%)					429,263
Net Assets (100%)					41,329,533
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, the aggregate value was $682,133,000, representing 1.7% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2023.
4	Securities with a value of $5,331,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2023	1,370	165,021	(121)

Short Futures Contracts
5-Year U.S. Treasury Note	September 2023	(1,016)	(110,824)	(21)
				(142)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	40,215	—	40,215
Corporate Bonds	—	40,796,703	—	40,796,703
Temporary Cash Investments	63,352	—	—	63,352
Total	63,352	40,836,918	—	40,900,270

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	142	—	—	142
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.